UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                                 Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 5.6%
ABS Other - 5.6%
Atlantic Asset Securitization Corp.,
0.27%, 5/13/13	$34,360	$34,341
Chariot Funding LLC,
0.21%, 3/13/13	44,070	44,067
0.21%, 3/14/13	24,425	24,423
0.18%, 5/8/13	58,531	58,511
Gemini Securitization Corp. LLC,
0.20%, 3/6/13	30,890	30,889
Gotham Funding,
0.19%, 3/19/13	22,055	22,053
Kells Funding LLC,
0.27%, 3/11/13	23,000	22,998
0.28%, 4/3/13	35,000	34,991
0.31%, 5/3/13	13,855	13,848
0.24%, 6/6/13	28,715	28,696
0.26%, 8/29/13	19,955	19,929
LMA Americas LLC,
0.30%, 4/30/13	25,585	25,572
Nestle Capital Corp.,
0.39%, 5/20/13	43,035	42,998
Thunder Bay Funding LLC,
0.15%, 3/1/13	23,000	23,000
Victory Receivables Corp.,
0.19%, 3/5/13	40,215	40,214
0.19%, 3/15/13	20,818	20,816
0.20%, 3/18/13	16,000	15,999
0.23%, 3/18/13	19,475	19,473
0.19%, 3/22/13	29,390	29,387
0.20%, 3/26/13	11,000	10,998

		563,203

Total ABS Commercial Paper (Cost $563,203)		563,203

ASSET-BACKED SECURITIES - 0.2%
ABS Other - 0.1%
John Deere Owner Trust, Series 2012-B, Class A1,
0.27%, 4/5/13	5,756	5,756

Auto Receivables - 0.1%
Huntington Auto Trust, Series 2012-2, Class A1,
0.23%, 4/27/13	11,663	11,663

Total Asset-Backed Securities (Cost $17,419)		17,419

CERTIFICATES OF DEPOSIT - 27.7%
Banking - 27.7%
Bank of Montreal, Chicago Branch,
0.33%, 3/18/13, FRCD	22,000	22,000
0.46%, 8/1/13	42,000	42,000
Bank of Nova Scotia, Houston,
0.25%, 3/1/13, FRCD	25,000	25,000
0.30%, 3/1/13, FRCD	17,000	17,000
0.31%, 3/1/13, FRCD	30,000	30,000
0.49%, 3/18/13, FRCD	30,000	30,024
0.66%, 3/18/13, FRCD	16,100	16,128
0.29%, 5/22/13, FRCD	10,000	10,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.25%, 4/18/13	21,000	20,993
Barclays Bank PLC, New York Branch,
0.50%, 4/9/13	61,000	61,000
0.48%, 6/6/13	107,835	107,835
BMO Harris Bank N.A.,
0.20%, 3/25/13	13,870	13,870
BNP Paribas S.A., Chicago Branch,
0.24%, 5/7/13	40,000	40,000
Branch Banking and Trust Co.,
0.15%, 5/13/13	60,955	60,955
Canadian Imperial Bank of Commerce,
0.26%, 3/1/13, FRCD	45,000	45,000
0.34%, 5/31/13, FRCD	50,000	50,000
Chase Bank USA N.A.,
0.22%, 3/12/13	107,910	107,910
0.22%, 3/13/13	45,000	45,000
Commonwealth Bank of Australia, London,
0.24%, 3/13/13	59,425	59,425
Credit Agricole S.A., London,
0.43%, 4/17/13	25,000	25,000
0.40%, 5/1/13	36,000	36,000
0.36%, 5/8/13	76,740	76,740
Credit Suisse, New York,
0.34%, 5/2/13	52,000	52,000
0.34%, 5/13/13	50,000	50,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 27.7% continued
Banking - 27.7% continued
Deutsche Bank A.G., New York,
0.33%, 7/8/13	$85,500	$85,500
0.43%, 8/21/13	45,000	45,000
0.43%, 8/29/13	73,000	73,000
DNB Nor Bank ASA, London,
0.31%, 4/19/13	106,000	106,000
DNB Nor Bank ASA, New York,
0.31%, 5/17/13	59,200	59,200
HSBC Holdings PLC, London Branch,
0.30%, 5/20/13	108,000	108,000
Lloyds TSB Bank PLC, London Branch,
0.24%, 5/14/13	73,935	73,935
Mizuho Corporate Bank, USA,
0.25%, 3/1/13	38,000	38,000
0.38%, 6/14/13	110,780	110,780
National Australia Bank,
0.39%, 4/25/13, FRCD	53,000	53,000
Nordea Bank Finland PLC, New York,
0.30%, 5/6/13	80,500	80,500
0.30%, 6/14/13	95,000	94,999
0.27%, 7/23/13	25,000	24,999
Norinchukin Bank, New York Branch,
0.28%, 3/11/13	55,000	55,000
Oversea-Chinese Banking Corp.,
0.22%, 4/15/13	19,000	18,995
Rabobank Nederland, Utrecht,
0.31%, 5/20/13	85,920	85,920
Royal Bank of Canada, New York,
0.35%, 3/1/13, FRCD	19,000	19,000
0.37%, 3/1/13, FRCD	37,000	37,000
0.35%, 5/6/13, FRCD	42,000	42,000
Skandinaviska Enskilda Banken AB, New York,
0.39%, 4/17/13	86,000	86,000
0.38%, 6/7/13	65,085	65,085
Societe Generale, London Branch,
0.40%, 3/4/13	92,000	92,000
Societe Generale, New York Branch,
0.39%, 4/15/13	15,000	15,000
Societe Generale, New York,
0.33%, 4/3/13	44,815	44,815
Svenska Handelsbanken AB,
0.22%, 4/24/13	19,000	19,000
Toronto Dominion Bank, New York,
0.30%, 4/1/13	33,000	33,000
0.30%, 4/22/13	22,000	22,000
0.20%, 5/7/13	70,000	70,000
0.30%, 6/19/13	5,000	5,000
Westpac Banking Corp., New York,
0.50%, 8/1/13	46,000	46,000

		2,752,608

Total Certificates of Deposit (Cost $2,752,608)		2,752,608

COMMERCIAL PAPER - 10.8%
Banking - 5.8%
Australia and New Zealand Banking Group,
0.34%, 5/16/13	23,000	23,000
0.35%, 5/20/13	18,000	18,000
Collateralized Commercial Paper II,
0.41%, 7/15/13	50,030	49,954
Commonwealth Bank of Australia,
0.34%, 4/4/13	21,000	20,999
ING US Funding LLC,
0.24%, 4/16/13	49,720	49,705
JPMorgan Chase & Co.,
0.30%, 5/1/13	106,000	105,946
0.29%, 6/11/13	45,710	45,673
0.30%, 8/6/13	9,000	8,988
Lloyds TSB Bank PLC,
0.26%, 3/14/13	95,090	95,081
Mitsubishi UFJ Trust & Banking Corp.,
0.25%, 4/16/13	25,540	25,532
Oversea-Chinese Banking Corp.,
0.21%, 4/23/13	23,315	23,308
Svenska Handelsbanken, Inc.,
0.28%, 7/31/13	51,570	51,509
Westpac Banking Corp.,
0.29%, 3/8/13	16,000	16,000
0.38%, 1/14/14	45,000	44,853

		578,548

Foreign Agencies - 3.9%
Caisse Des Depots Et Consignations,
0.31%, 3/18/13	7,000	6,999
0.33%, 4/24/13	81,000	80,960
0.20%, 5/8/13	14,445	14,440
Electricite De France S.A.,
0.36%, 3/11/13	69,240	69,233

MONEY MARKET PORTFOLIOS     2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 10.8% continued
Foreign Agencies - 3.9% continued
KFW,
0.20%, 4/16/13	$9,170	$9,168
0.19%, 4/22/13	33,000	32,990
0.19%, 4/30/13	46,625	46,609
0.19%, 6/7/13	60,000	59,968
0.20%, 6/14/13	27,000	26,984
0.20%, 6/25/13	35,730	35,707

		383,058

Non Captive Diversified - 1.1%
General Electric Capital Corp.,
0.25%, 8/22/13	114,000	113,862

Total Commercial Paper (Cost $1,075,468)		1,075,468

CORPORATE NOTES/BONDS - 5.8%
Banking - 0.7%
Commonwealth Bank of Australia,
0.31%, 4/2/13, FRN(1)	23,000	22,993
JPMorgan Chase & Co.,
4.75%, 5/1/13	46,550	46,893

		69,886

Consumer Products - 0.5%
Kimberly-Clark Corp.,
4.22%, 12/19/13(1)	50,000	51,572

Foreign Agencies - 2.0%
Export Development Canada,
0.19%, 3/1/13, FRN(1)	50,000	50,000
0.29%, 3/1/13, FRN(1)	40,000	40,000
0.17%, 3/5/13, FRN(1) (2)	20,000	19,990
Kommunalbanken AS
0.31%, 3/1/13, FRN	21,000	21,000
Kommunalbanken AS,
0.31%, 3/1/13, FRN(1)	45,000	45,000
0.40%, 6/18/13(1)	23,000	23,000

		198,990

Property and Casualty - 0.5%
Berkshire Hathaway Finance Corp.,
4.60%, 5/15/13	22,496	22,695
5.00%, 8/15/13	23,408	23,904

		46,599

Retailers - 0.6%
Wal-Mart Stores,
5.48%, 6/1/13, FRN	50,000	50,653
7.25%, 6/1/13	10,000	10,173

		60,826

Supranational - 1.5%
International Bank for Reconstruction & Development,
0.21%, 3/1/13, FRN	75,000	75,000
International Finance Corp.,
0.22%, 3/15/13, FRN	20,000	20,000
0.20%, 3/26/13, FRN	25,000	24,998
0.22%, 3/28/13, FRN	30,000	30,000

		149,998

Total Corporate Notes/Bonds (Cost $577,871)		577,871

EURO NOTE - 0 .1%
Sovereign - 0.1%
Bank of England Euro Note,
1.38%, 3/7/14(1) (2)	10,000	10,114

Total Euro Note (Cost $10,114)		10,114

EURODOLLAR TIME DEPOSITS - 13.8%
Banking - 13.8%
Australia and New Zealand Banking,
0.21%, 3/27/13	74,000	74,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.00%, 3/1/13	118,055	118,055
Barclays Bank PLC, London Branch,
0.17%, 3/1/13	224,333	224,333
Credit Agricole S.A., London,
0.20%, 3/1/13	296,485	296,485
DBS Bank Ltd., Singapore Branch,
0.20%, 3/26/13	77,425	77,425
Skandinaviska Enskilda Banken AB,
0.16%, 3/1/13	250,000	250,000
Societe Generale, Cayman Islands,
0.17%, 3/1/13	330,000	330,000

		1,370,298

Total Eurodollar Time Deposits (Cost $1,370,298)		1,370,298

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEDIUM TERM NOTES - 0.5%
Foreign Agencies - 0.5%
Caisse D’Amortissement De La Dette,
3.25%, 7/15/13	$50,000	$50,563

Total Medium Term Notes (Cost $50,563)		50,563

MUNICIPAL COMMERCIAL PAPER - 0.3%
University - 0.3%
University of California Municipal CP,
0.17%, 3/26/13	32,000	31,996

Total Municipal Commercial Paper (Cost $31,996)		31,996

U.S. GOVERNMENT AGENCIES - 23.7%(3)
Federal Farm Credit Bank - 4.4%
FFCB FRN,
0.17%, 3/1/13	120,000	120,013
0.36%, 3/1/13	15,000	14,999
0.16%, 3/4/13	25,000	25,000
0.16%, 3/11/13	43,000	43,000
0.16%, 3/13/13	40,000	39,995
0.17%, 3/17/13	15,000	15,001
0.19%, 3/18/13	30,000	30,006
0.19%, 3/19/13	30,000	30,009
0.14%, 3/20/13	50,000	49,996
0.19%, 3/20/13	12,000	12,003
0.22%, 3/22/13	15,000	15,005
0.10%, 3/26/13	32,000	31,999
0.25%, 3/26/13	7,120	7,121

		434,147

Federal Home Loan Bank - 11.5%
FHLB Bonds,
0.20%, 6/7/13	105,000	104,988
0.24%, 6/14/13	23,000	22,999
0.25%, 6/28/13	20,000	20,003
0.25%, 7/1/13	25,000	24,997
0.11%, 8/1/13	35,000	34,995
FHLB Discount Notes,
0.10%, 4/5/13	100,000	99,990
0.15%, 5/1/13	63,325	63,309
0.13%, 5/3/13	37,535	37,526
FHLB FRN,
0.16%, 3/1/13	100,000	99,988
0.17%, 3/1/13	55,000	54,993
0.19%, 3/1/13	70,000	69,997
0.20%, 3/1/13	70,000	70,000
0.22%, 3/1/13	20,000	19,995
0.23%, 3/1/13	45,000	44,993
0.24%, 3/1/13	20,000	19,998
0.32%, 3/1/13	60,000	60,007
0.15%, 3/11/13	27,395	27,393
0.15%, 3/15/13	50,000	49,996
0.16%, 3/25/13	35,000	35,000
0.16%, 3/27/13	52,000	52,000
0.14%, 4/16/13	20,000	20,000
0.13%, 5/6/13	50,000	50,000
0.08%, 5/13/13	50,000	49,997
0.07%, 5/14/13	10,000	10,000

		1,143,164

Federal Home Loan Mortgage Corporation - 4.7%
FHLMC Discount Notes,
0.13%, 5/6/13	21,565	21,560
FHLMC FRN,
0.15%, 3/3/13	50,000	49,996
0.15%, 3/6/13	37,000	37,001
0.14%, 3/13/13	67,000	67,000
0.15%, 3/17/13	163,960	163,971
0.16%, 3/21/13	128,300	128,301

		467,829

Federal National Mortgage Association - 3.1%
FNMA Discount Notes,
0.11%, 8/15/13	45,000	44,977
0.15%, 9/16/13	63,000	62,948
FNMA FRN,
0.38%, 3/1/13	15,000	14,998
0.17%, 3/8/13	33,800	33,805
0.19%, 3/12/13	50,000	50,004
0.18%, 3/20/13	108,000	107,972

		314,704

Total U.S. Government Agencies (Cost $2,359,844)		2,359,844

U.S. GOVERNMENT OBLIGATIONS - 6.6%
U.S. Treasury Bills - 1.4%
0.08%, 4/18/13	37,600	37,595

MONEY MARKET PORTFOLIOS     4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 6.6% continued
U.S. Treasury Bills - 1.4% continued
0.10%, 4/18/13	$39,040	$39,035
0.13%, 4/25/13	60,000	59,988

		136,618

U.S. Treasury Notes - 5.2%
1.75%, 4/15/13	137,000	137,263
1.13%, 6/15/13	45,000	45,118
1.00%, 7/15/13	86,000	86,239
0.38%, 7/31/13	12,000	12,009
2.75%, 10/31/13	30,000	30,520
0.75%, 12/15/13	50,000	50,229
1.75%, 1/31/14	25,000	25,363
1.25%, 2/15/14	50,640	51,157
1.88%, 2/28/14	79,075	80,411

		518,309

Total U.S. Government Obligations (Cost $654,927)		654,927

MUNICIPAL INVESTMENTS - 0.1%
Minnesota - 0.1%
Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A,
(U.S. Bank N.A. LOC),
0.18%, 3/8/13	12,600	12,600

Total Municipal Investments (Cost $12,600)		12,600

Investments, at Amortized Cost ($9,476,911)		9,476,911

REPURCHASE AGREEMENTS - 6.6%
Joint Repurchase Agreements - 2.4%(4)
Bank of America Securities LLC, dated 2/28/13, repurchase price $52,758
0.11%, 3/1/13	52,758	52,758
Morgan Stanley & Co., Inc., dated 2/28/13, repurchase price $52,758
0.16%, 3/1/13	52,758	52,758
Societe Generale, New York Branch, dated 2/28/13, repurchase price $52,758
0.16%, 3/1/13	52,758	52,758
UBS Securities LLC, dated 2/28/13, repurchase price $79,137
0.15%, 3/1/13	79,137	79,136

		237,410

Repurchase Agreements - 4.2%(5)
JPMorgan Securities LLC, dated 2/20/13, repurchase price $60,012
0.32%, 3/14/13	60,000	60,000
JPMorgan Securities LLC, dated 2/28/13, repurchase price $30,000
0.23%, 3/1/13	30,000	30,000
Societe Generale, New York Branch, dated 2/28/13, repurchase price $325,002
0.19%, 3/1/13	325,000	325,000

		415,000

Total Repurchase Agreements (Cost $652,410)		652,410

Total Investments - 101.8% (Cost $10,129,321)(6)		10,129,321

Liabilities less Other Assets - (1.8)%		(178,358)

NET ASSETS - 100.0%		$9,950,963

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At February 28, 2013, the value of these restricted illiquid securities amounted to approximately $30,104,000 or 0.3% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of England Euro Note,
1.38%, 3/7/14	2/21/13	$10,115

Export Development Canada,
0.17%, 3/5/13	2/26/13	19,990

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$67,340	3.63% - 5.50%	4/15/28 - 5/15/41
U.S. Treasury Notes	$174,274	0.13% - 4.00%	8/15/13 - 10/31/17

Total	$241,614

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Commercial Paper	$31,503	0.21%	6/26/13
Corporate Bonds	$64,202	0.73% - 8.25%	3/1/13 - 11/15/39
FHLMC	$109,314	3.00% - 3.50%	10/1/42 - 12/1/42
FNMA	$225,437	2.50% - 3.5%	12/1/27 - 1/1/43

Total	$430,456

(6)	The cost for federal income tax purposes was $10,129,321.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$10,129,321	(1) (2)	$—	$10,129,321

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in the Diversified Assets Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificate of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

VRDB - Variable Rate Demand Bonds

MONEY MARKET PORTFOLIOS     6     NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.7%
U.S. Treasury Bills - 24.7%
0.16%, 3/7/13	$100,000	$99,842
0.07%, 3/14/13	1,275,000	1,274,966
0.10%, 3/21/13	500,000	499,972
0.10%, 3/28/13	250,000	249,980
0.14%, 4/11/13	22,000	21,996
0.06%, 4/18/13	3,982	3,982
0.09%, 4/18/13	140,000	139,983
0.09%, 4/25/13	4,205	4,204
0.08%, 5/2/13	96,000	95,986
0.19%, 5/30/13	35,000	34,983
0.12%, 8/15/13	75,000	74,959
0.19%, 8/22/13	45,000	44,960
0.15%, 2/6/14	45,000	44,939

		2,590,752

U.S. Treasury Notes - 18.0%
1.38%, 3/15/13	100,000	100,051
1.75%, 4/15/13	10,000	10,018
1.38%, 5/15/13	100,000	100,268
1.13%, 6/15/13	100,000	100,299
1.00%, 7/15/13	69,000	69,193
0.38%, 7/31/13	50,000	50,039
3.38%, 7/31/13	30,000	30,398
4.25%, 8/15/13	75,000	76,412
0.50%, 10/15/13	300,000	300,568
0.25%, 10/31/13	96,000	96,033
2.75%, 10/31/13	95,000	96,618
0.50%, 11/15/13	200,000	200,460
4.25%, 11/15/13	100,000	102,885
0.25%, 11/30/13	96,000	96,028
2.00%, 11/30/13	125,000	126,689
1.00%, 1/15/14	144,000	145,033
1.75%, 1/31/14	94,000	95,350
1.25%, 2/15/14	10,000	10,102
0.25%, 2/28/14	50,000	50,041
1.88%, 2/28/14	25,000	25,418

		1,881,903

Total U.S. Government Obligations (Cost $4,472,655)		4,472,655

Investments, at Amortized Cost ($4,472,655)		4,472,655

REPURCHASE AGREEMENTS - 58.2%
Joint Repurchase Agreements - 0.0%(1)
Bank of America Securities LLC, dated 2/28/13, repurchase price $189
0.11%, 3/1/13	189	189
Morgan Stanley & Co., Inc., dated 2/28/13, repurchase price $189
0.16%, 3/1/13	189	189
Societe Generale, New York Branch, dated 2/28/13, repurchase price $189
0.16%, 3/1/13	189	189
UBS Securities LLC, dated 2/28/13, repurchase price $284
0.15%, 3/1/13	284	284

		851

Repurchase Agreements - 58.2%(2)
Barclays Capital, Inc., dated 2/28/13, repurchase price $580,003
0.18%, 3/1/13	580,000	580,000
BNP Paribas Securities Corp., dated 1/18/13, repurchase price $100,022
0.14%, 3/15/13	100,000	100,000
BNP Paribas Securities Corp., dated 2/15/13, repurchase price $200,022
0.14%, 3/15/13	200,000	200,000
BNP Paribas Securities Corp., dated 2/28/13, repurchase price $695,003
0.16%, 3/1/13	695,000	695,000
Citigroup Global Markets, Inc., dated 2/28/13, repurchase price $525,002
0.16%, 3/1/13	525,000	525,000
Deutsche Bank Securities, Inc., dated 2/28/13, repurchase price $1,345,007
0.18%, 3/1/13	1,345,000	1,345,000
HSBC Securities (USA), Inc., dated 2/28/13, repurchase price $265,001
0.16%, 3/1/13	265,000	265,000
Merrill Lynch, dated 2/28/13, repurchase price $468,035
0.15%, 3/1/13	468,033	468,033
RBS Securities, Inc., dated 2/28/13, repurchase price $885,004
0.16%, 3/1/13	885,000	885,000
Societe Generale, New York Branch, dated 2/28/13, repurchase price $635,003
0.16%, 3/1/13	635,000	635,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 58.2% continued
Repurchase Agreements - 58.2%(2) continued
UBS Securities LLC, dated 2/28/13, repurchase price $390,002
0.16%, 3/1/13	$390,000	$390,000

		6,088,033

Total Repurchase Agreements (Cost $6,088,884)		6,088,884

Total Investments - 100.9% (Cost $10,561,539)(3)		10,561,539

Liabilities less Other Assets - (0.9)%		(95,087)

NET ASSETS - 100.0%		$10,466,452

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$241	3.63% - 5.50%	4/15/28 - 5/15/41
U.S. Treasury Notes	$625	0.13% - 4.00%	8/15/13 - 10/31/17

Total	$866

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$423,887	0.00%	5/23/13 - 5/23/13
U.S. Treasury Bonds	$1,276,837	0.00% -8.50%	2/15/14 - 8/15/42
U.S. Treasury Notes	$3,989,938	0.00% -4.50%	3/31/13 - 8/15/21
U.S. Treasury Strips	$530,155	0.23% -2.23%	8/15/14 - 8/15/28

Total	$6,220,817

(3)	The cost for federal income tax purposes was $10,561,539.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$10,561,539	(1)	$—	$10,561,539

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8%
Alabama - 1.1%
Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project,
(FHLMC LOC),
0.11%, 3/8/13	$5,200	$5,200
Mobile Alabama IDB PCR VRDB, Alabama Power, 1st Series,
0.11%, 3/1/13	10,150	10,150
Taylor-Ryan Improvement District No. 2 Alabama Special Assessment VRDB,
(Wells Fargo Bank N.A. LOC),
0.12%, 3/8/13	5,500	5,500

		20,850

Alaska - 0.5%
Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips,
0.10%, 3/8/13	10,000	10,000

Arizona - 0.1%
Salt River Arizona Project Agriculture Improvement & Power District Electric Systems Revenue Eagle- 20060014-Class A,
0.11%, 3/8/13(1)	2,300	2,300

California - 10.9%
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series L,
(Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	6,100	6,100
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series A
(Mizuho Corporate Bank Ltd. LOC),
0.08%, 3/1/13	3,300	3,300
California Municipal Finance Authority Revenue VRDB, Series A, Recovery Zone Bonds, Chevron USA,
0.07%, 3/1/13	3,500	3,500
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A,
(Comerica Bank LOC),
0.15%, 3/8/13	2,550	2,550
California State G.O. Bonds,
(Bank of Montreal LOC),
0.07%, 3/1/13	13,300	13,300
California Statewide Communities Development Authority Gas Supply Revenue VRDB,
0.11%, 3/8/13	29,100	29,100
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation,
(U.S. Bank N.A. LOC),
0.07%, 3/8/13	15,000	15,000
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	6,700	6,700
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego,
(Wells Fargo Bank N.A. LOC),
0.09%, 3/8/13	5,400	5,400
California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities,
(JPMorgan Chase Bank N.A. LOC),
0.08%, 3/8/13	9,300	9,300
Deutsche Bank Spears/Lifers Trust Revenue VRDB, Series DBE-1083 for California,
(Deutsche Bank A.G. Gtd.),
0.17%, 3/8/13(1)	13,000	13,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 637,
(Deutsche Bank A.G. Gtd.),
0.19%, 3/8/13(1)	1,099	1,099
Irvine Unified School Community District 09, Special Tax, Series A,
(U.S. Bank N.A. LOC),
0.07%, 3/1/13	1,900	1,900
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8,
0.09%, 3/8/13	10,400	10,400
Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2,
0.09%, 3/8/13	4,900	4,900
Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4,
0.09%, 3/8/13	8,600	8,600

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
California - 10.9% continued
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project,
(FHLMC LOC),
0.12%, 3/8/13	$20,550	$20,550
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Ashford, Series D,
(FNMA LOC),
0.08%, 3/8/13	5,820	5,820
San Diego Unified School District G.O. TRANS, Series A-2,
2.00%, 6/28/13	15,500	15,589
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C,
(Union Bank N.A. LOC),
0.10%, 3/8/13	5,600	5,600
Southern California Public Power Authority Revenue Refunding VRDB, Magnolia Power Project, Series A-2,
(Wells Fargo Bank N.A. LOC),
0.09%, 3/8/13	25,780	25,780
Southern California Public Power Authority Revenue VRDB, Natural Gas Project,
(Barclays Bank PLC LOC),
0.10%, 3/8/13	6,800	6,800
Western Municipal California Water District Facilities Authority Revenue Refunding Bonds, Series A,
(Union Bank N.A. LOC),
0.09%, 3/8/13	500	500

		214,788

Colorado - 3.2%
City of Colorado Springs Utilities System Revenue VRDB, Sub Lien Improvement, Series A,
0.12%, 3/8/13	13,925	13,925
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	6,330	6,330
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	4,525	4,525
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series A, Presentation School,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	7,120	7,120
Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	4,280	4,280
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3,
0.10%, 3/8/13	2,125	2,125
Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Stapleton, Series A-2,
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	8,400	8,400
University of Colorado Hospital Authority Revenue VRDB, Series A,
(Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	17,000	17,000

		63,705

District of Columbia - 0.4%
District of Columbia Revenue VRDB, American Legacy Foundation,
0.10%, 3/8/13	6,000	6,000
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.11%, 3/8/13	1,200	1,200

		7,200

Florida - 3.7%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.11%, 3/8/13	1,000	1,000
Citizens Property Insurance Corp. Florida Revenue Notes, Senior Secured, Series A-2,
2.50%, 6/1/13	15,000	15,072
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	11,500	11,500

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Florida - 3.7% continued
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc.,
(TD Bank N.A. LOC), Series A
0.07%, 3/1/13	$3,615	$3,615
(TD Bank N.A. LOC), Series B
0.07%, 3/1/13	8,800	8,800
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1,
(FHLMC LOC),
0.10%, 3/8/13	2,400	2,400
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5,
0.08%, 3/8/13	10,000	10,000
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2,
0.11%, 3/8/13	7,000	7,000
JEA Electric System Revenue VRDB, Series Three-B-3,
0.11%, 3/8/13	9,400	9,400
Orange County Florida Health Facilities Authority Revenue VRDB, Series 2008-E, Hospital Orlando Regional,
(Branch Banking & Trust Co. LOC),
0.11%, 3/8/13	4,500	4,500

		73,287

Georgia - 1.4%
Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, First Mortgage Lenbrook Project,
0.12%, 3/8/13	55	55
Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC,
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	11,200	11,200
Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee,
0.11%, 3/8/13	10,300	10,300
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.11%, 3/8/13	1,675	1,675
Roswell Housing Authority Revenue Refunding VRDB, Chambrel at Roswell Project,
(FNMA LOC),
0.11%, 3/8/13	4,800	4,800

		28,030

Hawaii - 0.3%
Hawaii Multifamily Housing Finance & Development Corp. Revenue VRDB, Ko Oloa Apartments Phase 1, Series B,
(FHLB LOC),
0.11%, 3/8/13	5,800	5,800

Illinois - 4.6%
DuPage County Illinois Revenue VRDB, Benedictine University Building Project,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	6,040	6,040
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.11%, 3/1/13	12,200	12,200
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A,
(BMO Harris Bank N.A. LOC),
0.13%, 3/8/13	7,880	7,880
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 3/8/13	3,000	3,000
Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University,
(PNC Bank N.A. LOC),
0.12%, 3/8/13	7,500	7,500
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project,
0.11%, 3/8/13	5,500	5,500
Illinois Finance Authority Revenue VRDB, Resurrection Health, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 3/1/13	11,000	11,000
Illinois Finance Authority Revenue VRDB, Resurrection Health, Series C,
(Barclays Bank PLC LOC),
0.11%, 3/8/13	15,000	15,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3     MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Illinois - 4.6% continued
Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth Place, (Bank of America N.A. LOC),
0.12%, 3/8/13	$550	$550
Illinois Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project, (BMO Harris Bank N.A. LOC),
0.11%, 3/8/13	22,000	22,000
Peoria, Illinois IDR Bonds, Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC),
0.21%, 3/8/13	335	335

		91,005

Indiana - 4.4%
Indiana Finance Authority Industrial Revenue Development Revenue Bonds, Midwest Fertilizer Corp. Project, (U.S. Treasury Escrowed),
0.20%, 7/1/13	30,000	30,000
Indiana State Finance Authority Environmental Revenue Refunding VRDB, Duke Energy Industry Project, Series A-4, (Sumitomo Mitsui Banking Corp. LOC),
0.10%, 3/1/13	43,525	43,525
Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project, Series B, (PNC Bank N.A. LOC),
0.10%, 3/8/13	8,195	8,195
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC),
0.10%, 3/8/13	4,500	4,500

		86,220

Iowa - 2.4%
City of Des Moines Iowa Commercial Development Revenue Refunding Bonds, East Grand Office Park, (FHLB of Des Moines LOC),
0.13%, 3/8/13	2,180	2,180
Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project, (U.S. Bank N.A. LOC),
0.13%, 3/1/13	3,240	3,240
Iowa Finance Authority Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Co. Project,
0.18%, 4/1/13	15,000	15,000
Iowa Finance Authority Revenue VRDB, Central College Project, (Wells Fargo Bank N.A. LOC),
0.11%, 3/1/13	3,310	3,310
Iowa Finance Authority Revenue VRDB, Wesley Retirement Services, (Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	8,015	8,015
Iowa Financial Authority Retirement Community Revenue VRDB, Wesley Retirement Services, (Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	16,010	16,010

		47,755

Kentucky - 2.8%
Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A, (U.S. Bank N.A. LOC),
0.11%, 3/8/13	500	500
Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4, (Branch Banking & Trust Co. LOC),
0.11%, 3/8/13	22,600	22,600
Kentucky Economic Development Finance Authority Revenue VRDB, Baptist Healthcare System, Series B-2, (JPMorgan Chase Bank N.A. LOC),
0.10%, 3/1/13	11,700	11,700
Kentucky Rural Water Finance Corp. Public Project Revenue Notes, Construction Notes, Series D-1,
1.00%, 10/1/13	9,500	9,538
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC),
0.11%, 3/8/13	5,720	5,719

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Kentucky - 2.8% continued
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC),
0.11%, 3/8/13	$4,705	$4,705

		54,762

Louisiana - 1.0%
Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC),
0.11%, 3/8/13	19,800	19,800

Maryland - 3.1%
Baltimore County Maryland Multifamily Housing Revenue Refunding VRDB, Lincoln Woods Apartments, (FNMA LOC),
0.11%, 3/8/13	8,194	8,194
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge, (Manufacturers & Traders Trust Co. LOC),
0.11%, 3/8/13	9,600	9,600
Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily, (FHLMC LOC),
0.11%, 3/8/13	3,100	3,100
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical Systems, (Bank of Montreal LOC),
0.11%, 3/8/13	17,500	17,500
Montgomery County Maryland Development Opportunities Commission Multifamily Housing Revenue VRDB, Series 2011 A, (TD Bank N.A. LOC),
0.10%, 3/8/13	13,585	13,585
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project, (Manufacturers & Traders Trust Co. LOC),
0.13%, 3/8/13	5,615	5,615
Montgomery County Maryland Housing Opportunities Commission Multifamily Housing Development Revenue VRDB, Series C, (TD Bank N.A. LOC),
0.10%, 3/8/13	4,475	4,475

		62,069

Massachusetts - 1.4%
Massachusetts Health & Educational Facilities Authority Revenue VRDB, Henry Heywood, Series C, Tranche 2, (TD Bank N.A. LOC),
0.11%, 3/1/13	11,455	11,455
Massachusetts State Development Finance Agency Revenue VRDB, Briarwood Retirement, (Manufacturers & Traders Trust Co. LOC),
0.08%, 3/8/13	2,065	2,065
Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy,
0.09%, 3/8/13	14,600	14,600

		28,120

Michigan - 1.5%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project, (JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	290	290
Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D, (JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	10,545	10,545
Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B, (JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	6,390	6,390
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Neighborhood Club Project, (Comerica Bank LOC),
0.12%, 3/8/13	7,000	7,000
Michigan State University Revenue VRDB,
0.11%, 3/8/13	6,000	6,000

		30,225

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Minnesota - 0.5%
Minnesota Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction Notes,
1.25%, 3/1/13	$300	$300
1.00%, 2/1/14	4,600	4,629
Minnesota School District Capital Equipment Borrowing Program COPS, Tax & Aid Anticipation, (Minnesota School District Credit Program Insured),
2.00%, 9/10/13	5,000	5,047
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC),
0.11%, 3/8/13	300	300

		10,276

Mississippi - 1.6%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project, (BMO Harris Bank N.A. LOC),
0.11%, 3/8/13	7,000	7,000
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series B, (Chevron Corp. Gtd.),
0.11%, 3/1/13	1,700	1,700
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series C, (Chevron Corp. Gtd.),
0.10%, 3/1/13	12,400	12,400
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health,
0.10%, 3/8/13	9,725	9,725

		30,825

Missouri - 2.5%
Missouri State Health & Educational Facilities Authority Revenue VRDB, Drury University, (PNC Bank N.A. LOC),
0.11%, 3/1/13	11,245	11,245
Missouri State Health & Educational Facilities Authority Revenue VRDB, Bethesda Health Group, (U.S. Bank N.A. LOC),
0.13%, 3/1/13	2,000	2,000
Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School, (U.S. Bank N.A. LOC),
0.13%, 3/1/13	1,900	1,900
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services, (U.S. Bank N.A. LOC),
0.09%, 3/8/13	14,045	14,045
Missouri State Health & Educational Facilities Authority Revenue VRDB, SSM Health Care, Series E, (PNC Bank N.A. LOC),
0.10%, 3/1/13	13,250	13,250
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B, (U.S. Bank N.A. LOC),
0.11%, 3/8/13	5,335	5,335
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health,
0.11%, 3/8/13	1,300	1,300

		49,075

New Hampshire - 0.4%
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Wentworth Douglas Hospital, (TD Bank N.A. LOC),
0.11%, 3/1/13	6,060	6,060
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Series B, Kendal at Hanover, (RBS Citizens N.A. LOC),
0.11%, 3/8/13	2,030	2,030

		8,090

New Jersey - 0.9%
BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC),
0.12%, 3/8/13(1)	310	310

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
New Jersey - 0.9% continued
Hudson County Improvement Authority Revenue Notes, County Gtd. Notes, Series O-1,
(Hudson County Insured),
1.13%, 12/20/13	$8,500	$8,543
New Jersey EDA Revenue VRDB, Ranney School Project,
(U.S. Bank N.A. LOC),
0.07%, 3/8/13	9,700	9,700
New Jersey EDA Revenue VRDB, Series B, Cranes Mill Project,
(TD Bank N.A. LOC),
0.10%, 3/8/13	195	195

		18,748

New York - 14.6%
City of New York G.O., Subseries G-6,
(Mizuho Corporate Bank Ltd. LOC),
0.11%, 3/1/13	15,100	15,100
City of New York G.O., Subseries I-8,
(State Street Bank & Trust Co. LOC),
0.10%, 3/1/13	13,200	13,200
Cohoes Industrial Development Agency Urban Cultural Park Facilities Revenue VRDB, Eddy Cohoes Project,
(Bank of America N.A. LOC),
0.10%, 3/8/13	1,975	1,975
Housing Development Corp. New York City Multifamily Housing Revenue VRDB, Royal Properties, Series A,
(FNMA LOC),
0.08%, 3/8/13	7,000	7,000
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-3,
(PNC Bank N.A. LOC),
0.10%, 3/1/13	15,000	15,000
Nassau Health Care Corp. Revenue VRDB, Series B1,
(TD Bank N.A. LOC),
0.09%, 3/8/13	7,700	7,700
New York City New York Municipal Water Finance Authority Revenue Bonds, Water and Sewer System, Subseries A-1,
0.09%, 3/1/13	24,300	24,300
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds TRANS, Subseries A-7,
0.09%, 3/8/13	16,000	16,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-5,
0.09%, 3/1/13	9,200	9,200
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-4,
0.11%, 3/1/13	5,000	5,000
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding VRDB, Series A-4,
0.10%, 3/1/13	15,000	15,000
New York City Transitional Finance Authority Future Tax Secured Revenue VRDB, Series C-5, Future Tax, Fiscal,
(Sumitomo Mitsui Banking Corp. LOC),
0.11%, 3/8/13	6,000	6,000
New York G.O. Bonds, (U.S. Bank N.A. LOC), Subseries L-4
0.09%, 3/1/13	11,550	11,550
New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center,
(U.S. Treasury Escrowed),
0.25%, 5/22/13	50,000	50,000
New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2,
(Manufacturers & Traders Trust Co. LOC),
0.13%, 3/8/13	10,000	10,000
New York State Housing Finance Agency Revenue VRDB, Gotham West Housing, Series A-2,
(Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	27,645	27,645
New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-2,
(Wells Fargo Bank N.A. LOC),
0.11%, 3/8/13	16,700	16,700
North Tonawanda New York City School District G.O. BANS,
1.25%, 9/19/13	20,265	20,362
Wells Fargo Stage Trust Revenue Bonds, Floater Certificates, Series 105C, in NY,
0.37%, 3/8/13(1) (2)	10,800	10,800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
New York - 14.6% continued
Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc.,
(Manufacturers & Traders Trust Co. LOC),
0.16%, 3/8/13	$6,105	$6,105

		288,637

North Carolina - 4.0%
BB&T Municipal Trust Floaters Revenue Bonds, Series 1009,
(Branch Banking & Trust Co. LOC),
0.20%, 3/8/13(1)	5,670	5,670
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	4,890	4,890
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B,
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	5,550	5,550
North Carolina Educational Facilities Finance Agency Revenue Bonds, Elon College,
(TD Bank N.A. LOC),
0.10%, 3/8/13	11,690	11,690
North Carolina Educational Facilities Finance Agency Revenue VRDB, Elon College,
(TD Bank N.A. LOC),
0.10%, 3/8/13	6,890	6,890
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services for Aging,
(Branch Banking & Trust Co. LOC),
0.11%, 3/8/13	11,070	11,070
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series B, Wakemed,
(Wells Fargo Bank N.A. LOC),
0.11%, 3/8/13	9,400	9,400
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A,
0.10%, 3/8/13	22,600	22,600
University of North Carolina at Chapel Hill Revenue Bonds, Eagle-720053014-Class A,
0.12%, 3/8/13(1)	800	800

		78,560

North Dakota - 0.3%
North Dakota Rural Water Finance Corp. Revenue Notes, Public Projects Construction Notes,
0.37%, 7/1/13	6,000	6,000

Ohio - 2.5%
Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series 2005-B, Museum of Art Project,
0.11%, 3/8/13	15,400	15,400
County of Allen Ohio Hospital Facilities Revenue VRDB, Catholic Healthcare, Series C,
(Union Bank N.A. LOC),
0.11%, 3/1/13	1,500	1,500
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B,
(PNC Bank N.A. LOC),
0.10%, 3/8/13	1,760	1,760
Franklin County Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.11%, 3/8/13	9,900	9,900
Ohio State Water Development Authority Revenue Refunding VRDB, Firstenergy Generation, Series A,
(UBS A.G. LOC),
0.13%, 3/8/13	12,100	12,100
State of Ohio G.O., Common Schools, Series B,
0.10%, 3/8/13	4,440	4,440
Trumbull County Ohio Health Care Facilities Revenue Refunding VRDB,
(Manufacturers & Traders Trust Co. LOC),
0.13%, 3/8/13	3,500	3,500

		48,600

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Oklahoma - 0.1%
Oklahoma Water Resource Board Revenue Bonds,
0.30%, 3/1/13	$1,830	$1,830
Oregon - 0.5%
Oregon Health & Science University Revenue VRDB, Series B-2,
(Union Bank N.A. LOC),
0.10%, 3/8/13	6,525	6,525
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue VRDB, Assumption Village Project, Series A,
(Union Bank N.A. LOC),
0.13%, 3/8/13	3,160	3,160

		9,685

Pennsylvania - 5.1%
BB&T Municipal Trust Revenue Bonds, Series 228,
(Branch Banking & Trust Co. LOC),
0.14%, 3/8/13(1)	4,960	4,960
Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation,
(UBS A.G. LOC),
0.13%, 3/8/13	11,100	11,100
Bucks County IDA Revenue VRDB, Grand View Hospital, Series A,
(TD Bank N.A. LOC),
0.09%, 3/8/13	1,065	1,065
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	6,360	6,360
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.16%, 3/8/13	6,395	6,395
Lancaster Pennsylvania IDA Revenue Willow Valley Retirement, Series A,
(PNC Bank N.A. LOC),
0.11%, 3/8/13	5,600	5,600
Lehigh County Pennsylvania General Purpose Authority Revenue Refunding VRDB, Series B, Phoebe Devitt Homes,
(RBS Citizens N.A. LOC),
0.13%, 3/8/13	2,440	2,440
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue VRDB, PSEG Power,
(TD Bank N.A. LOC),
0.10%, 3/8/13	16,900	16,900
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue VRDB, Series C,
(PNC Bank N.A. LOC),
0.10%, 3/8/13	13,400	13,400
Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C,
(TD Bank N.A. LOC),
0.09%, 3/8/13	3,500	3,500
Ridley Pennsylvania School District G.O. VRDB, Series 2009,
(TD Bank N.A. LOC),
0.11%, 3/8/13	2,600	2,600
School District of Philadelphia G.O. Refunding VRDB, Series F,
(Barclays Bank PLC LOC),
0.11%, 3/8/13	26,800	26,800

		101,120

South Carolina - 0.4%
South Carolina State Housing Finance & Development Authority Multifamily Revenue Bonds, Columbiana Ridge Project,
(U.S. Treasury Escrowed),
0.35%, 1/15/14	7,000	7,000

Tennessee - 2.8%
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	9,865	9,865
IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement,
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	4,115	4,115
Johnson City Health & Educational Facilities Board Hospital Revenue VRDB, Mountain States Health Alliance, Series B,
(Mizuho Corporate Bank Ltd. LOC),
0.11%, 3/8/13	14,045	14,045

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     9     MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Tennessee - 2.8% continued
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project,
(FNMA LOC),
0.09%, 3/8/13	$7,450	$7,450
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project,
(FNMA LOC),
0.10%, 3/8/13	9,445	9,445
Tennessee State Energy Acquisition Corp. Gas Revenue Floaters,
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13(1)	10,620	10,620

		55,540

Texas - 10.8%
City of Garland Texas Municipal Interest Bearing CP,
(Sumitomo Mitsui Banking Corp. LOC),
0.18%, 4/8/13	5,000	5,000
Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907,
(Texas PSF Insured),
0.11%, 3/8/13(1)	8,420	8,420
Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1142 for Texas,
(Deutsche Bank A.G. Gtd.),
0.21%, 3/8/13(1)	10,100	10,100
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Methodist Hospital System, Series A-1
0.10%, 3/1/13	20,895	20,895
Harris County Texas Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, YMCA Greater Houston,
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	10,000	10,000
Harris County Texas Health Facilities Development Corp. Revenue Refunding VRDB, Methodist Hospital System, Series A-2,
0.10%, 3/1/13	37,915	37,915
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	9,800	9,800
Houston Texas Airport Systems Revenue Refunding VRDB,
(Barclays Bank PLC LOC),
0.11%, 3/8/13	1,900	1,900
Mesquite Texas Health Facilities Development Corp. Revenue VRDB, Series C, Retirement Facility,
(Bank of America N.A. LOC),
0.12%, 3/8/13	5,855	5,855
Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.13%, 3/8/13	8,200	8,200
Port of Port Arthur Navigation District Revenue VRDB, Motiva Enterprises,
0.11%, 3/1/13	13,500	13,500
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series C,
(Motiva Enterprises LLC Gtd.),
0.11%, 3/1/13	34,000	34,000
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.13%, 3/8/13	4,400	4,400
State of Texas TRANS,
2.50%, 8/30/13	25,000	25,284
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4,
(BMO Harris Bank N.A. LOC),
0.10%, 3/8/13	15,555	15,555
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Texas Health Resources, Series A,
0.11%, 3/8/13	3,500	3,500

		214,324

Utah - 0.6%
Utah Housing Corp. SFM Revenue Refunding VRDB, Series A-Class I,
0.11%, 3/8/13	1,900	1,900

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Utah - 0.6% continued
Utah Water Financial Agency Revenue VRDB,
0.10%, 3/8/13	$10,000	$10,000

		11,900

Virginia - 2.7%
Alexandria IDA Revenue Refunding VRDB, Goodwin House, (Wachovia Bank N.A. LOC),
0.12%, 3/1/13	21,900	21,900
Smyth County Virginia IDA Hospital Revenue VRDB, Mountain States Health, Series D, (Mizuho Corporate Bank Ltd. LOC),
0.11%, 3/8/13	12,675	12,675
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.11%, 3/8/13	8,800	8,800
Virginia Commonwealth University Health System Authority Revenue VRDB, Series B, (Wachovia Bank N.A. LOC),
0.11%, 3/1/13	5,000	5,000
Virginia Commonwealth University Health System Authority Revenue VRDB, Series B, (Branch Banking & Trust Co. LOC),
0.11%, 3/1/13	5,000	5,000

		53,375

Washington - 0.6%
Washington State Housing Finance Commission Non profit Revenue Refunding VRDB, Hearthstone Project, (Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	9,855	9,855
Washington State Housing Financial Commission Nonprofit Housing Revenue VRDB, Living Care Center Project, (Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	1,830	1,830

		11,685

West Virginia - 1.1%
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series A, Cabell Hospital, (Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	22,090	22,090

Wisconsin - 4.8%
City of Milwaukee Wisconsin IDR VRDB, Goodwill Industries, (U.S. Bank N.A. LOC),
0.09%, 3/8/13	300	300
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation, (Wells Fargo Bank N.A. LOC),
0.21%, 3/8/13	500	500
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC),
0.11%, 3/8/13	8,080	8,080
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Watertown Memorial Hospital Project, (JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	2,420	2,420
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc., (JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	2,185	2,185
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B, (U.S. Bank N.A. LOC),
0.09%, 3/8/13	17,500	17,500
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Alverno College Project, (BMO Harris Bank N.A. LOC),
0.13%, 3/1/13	3,050	3,050
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B, (JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	19,395	19,395
Wisconsin Rural Water Construction Loan Program Revenue BANS,
1.00%, 10/1/13	5,500	5,522

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.8% continued
Wisconsin - 4.8% continued
Wisconsin School Districts Temporary Borrowing Program Revenue Notes, Cash Flow Administration Program Notes Participation, Series B,
1.00%, 10/15/13	$10,750	$10,795
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University,
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	7,675	7,675
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A,
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	100	100
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital, Inc., Series C,
(U.S. Bank N.A. LOC),
0.13%, 3/1/13	5,940	5,940
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009, Goodwill Industries,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	4,600	4,600
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2010-B, Beloit College,
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	7,875	7,875

		95,937

Municipal States Pooled Securities - 0.2%
BB&T Municipal Trust Various States,
(Branch Banking & Trust Co. LOC),
0.20%, 3/8/13(1)	4,880	4,880

Total Municipal Investments (Cost $1,974,093)		1,974,093

Total Investments - 99.8% (Cost $1,974,093)(3)		1,974,093

Other Assets less Liabilities - 0.2%		3,162

NET ASSETS - 100.0%		$1,977,255

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security that has been deemed illiquid. At February 28, 2013, the value of the restricted illiquid security amounted to approximately $10,800,000 or 0.5% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000S)
Wells Fargo Stage Trust Revenue Bonds, Floater Certificates, Series 105C, in NY,
0.37%, 3/8/13	12/13/12	$10,800

(3)	The cost for federal income tax purposes was $1,974,093

Percentages shown are based on Net Assets.

At February 28, 2013, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	14.4%
Educational Services	18.4
Electrical Services, Gas and Combined Utilities	12.3
Executive, Legislative and General Government	10.9
General Medical & Surgical Hospitals, Nursing and Personal Care	17.5
Health Services and Residential Care	9.3
Urban and Community Development, Housing Programs and Social Services	14.3
All other sectors less than 5%	2.9

Total	100.0%

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$1,974,093	(1)(2)	$—	$1,974,093

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Tax-Exempt Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in the Tax-Exempt Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 57.2%(1)
Federal Farm Credit Bank - 11.8%
FFCB Discount Notes,
0.01%, 3/1/13	$200,000	$200,000
0.22%, 3/19/13	8,100	8,099
0.21%, 4/9/13	6,300	6,299
0.18%, 5/10/13	5,100	5,098
0.18%, 5/28/13	7,300	7,297
0.18%, 6/5/13	12,500	12,494
0.19%, 6/14/13	5,100	5,097
0.18%, 7/8/13	25,000	24,984
0.18%, 7/15/13	16,500	16,489
0.20%, 7/16/13	12,500	12,491
0.18%, 7/17/13	23,500	23,484
0.20%, 7/19/13	8,000	7,994
0.18%, 7/22/13	10,000	9,993
0.18%, 9/9/13	4,000	3,996
0.19%, 10/1/13	16,500	16,481
0.15%, 11/1/13	16,000	15,981
0.20%, 11/1/13	16,500	16,480
0.20%, 11/5/13	8,300	8,289
0.20%, 11/22/13	7,500	7,489
FFCB FRN,
0.17%, 3/1/13	69,000	68,992
0.28%, 3/1/13	15,500	15,500
0.30%, 3/1/13	12,000	12,012
0.37%, 3/1/13	22,000	22,035
0.39%, 3/1/13	12,500	12,523
0.20%, 3/2/13	14,000	14,003
0.18%, 3/4/13	15,000	15,001
0.17%, 3/6/13	30,000	29,992
0.11%, 3/8/13	40,000	40,000
0.16%, 3/11/13	16,500	16,500
0.20%, 3/15/13	12,300	12,305
0.18%, 3/18/13	16,500	16,494
0.19%, 3/22/13	5,500	5,501
0.22%, 3/22/13	25,000	25,010
0.10%, 3/26/13	25,000	24,999
0.26%, 3/26/13	11,400	11,402

		750,804

Federal Home Loan Bank - 27.0%
FHLB Bonds,
0.23%, 4/5/13	7,900	7,900
0.25%, 4/11/13	4,200	4,200
0.23%, 4/18/13	8,500	8,500
0.22%, 4/19/13	12,500	12,500
0.19%, 5/1/13	24,800	24,799
0.37%, 5/1/13	15,000	15,003
0.36%, 5/16/13	45,500	45,510
0.23%, 5/17/13	6,800	6,801
0.16%, 6/6/13	37,000	36,999
0.15%, 6/14/13	33,000	32,998
0.18%, 6/17/13	16,200	16,199
0.25%, 7/1/13	8,300	8,299
0.13%, 7/25/13	17,600	17,593
0.28%, 8/2/13	30,000	30,009
0.18%, 8/20/13	16,000	15,999
0.13%, 9/19/13	7,500	7,496
0.20%, 10/4/13	20,500	20,498
0.15%, 10/15/13	25,000	24,999
0.28%, 11/21/13	4,000	4,001
0.18%, 1/7/14	29,500	29,495
FHLB Discount Notes,
0.21%, 4/1/13	6,600	6,599
0.09%, 4/5/13	163,500	163,483
0.12%, 4/5/13	45,500	45,495
0.16%, 4/5/13	25,000	24,997
0.17%, 4/19/13	26,500	26,494
0.20%, 5/1/13	30,000	29,990
0.17%, 5/3/13	400	400
0.15%, 5/15/13	16,500	16,495
0.11%, 5/16/13	30,000	29,993
0.13%, 5/22/13	125,700	125,663
0.13%, 5/24/13	64,500	64,480
0.17%, 5/29/13	112,000	111,954
0.17%, 5/31/13	55,500	55,477
0.22%, 6/28/13	14,400	14,389
0.20%, 7/24/13	10,000	9,992
0.15%, 9/20/13	30,000	29,975
0.20%, 10/15/13	25,000	24,968
0.18%, 12/10/13	7,500	7,489
0.16%, 1/2/14	16,000	15,978
0.17%, 2/13/14	13,000	12,979
FHLB FRN,
0.16%, 3/1/13	25,000	24,997
0.17%, 3/1/13	32,500	32,500
0.19%, 3/1/13	13,500	13,500
0.21%, 3/1/13	50,000	49,992
0.23%, 3/1/13	20,000	19,997

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 57.2%(1) continued
Federal Home Loan Bank - 27.0% continued
0.29%, 3/1/13	$38,300	$38,299
0.32%, 3/1/13	25,000	25,000
0.17%, 3/5/13	25,000	24,994
0.17%, 3/6/13	45,000	45,000
0.15%, 3/11/13	30,000	29,998
0.10%, 3/14/13	37,500	37,500
0.17%, 3/23/13	29,000	28,996
0.14%, 3/25/13	18,500	18,497
0.16%, 3/25/13	11,100	11,100
0.17%, 3/27/13	20,500	20,500
0.18%, 3/27/13	25,000	24,997
0.14%, 4/16/13	20,000	19,999
0.17%, 4/24/13	22,500	22,500
0.18%, 4/26/13	23,500	23,500
0.07%, 5/14/13	10,000	10,000

		1,708,954

Federal Home Loan Mortgage Corporation - 4.9%
FHLMC Discount Notes,
0.16%, 4/16/13	12,500	12,497
0.18%, 7/2/13	18,000	17,989
0.16%, 7/23/13	50,000	49,968
0.16%, 2/3/14	8,000	7,988
FHLMC FRN,
0.15%, 3/3/13	165,000	164,988
0.20%, 3/5/13	20,500	20,500
0.14%, 3/13/13	25,000	24,999
0.15%, 3/17/13	10,000	9,999

		308,928

Federal National Mortgage Association - 13.5%
FNMA Discount Notes,
0.17%, 3/6/13	77,500	77,498
0.10%, 3/13/13	50,000	49,998
0.13%, 4/1/13	58,046	58,040
0.15%, 4/1/13	45,000	44,994
0.16%, 4/1/13	50,000	49,993
0.10%, 7/1/13	64,500	64,478
0.11%, 7/2/13	110,500	110,459
0.13%, 8/1/13	24,500	24,486
0.15%, 9/3/13	41,000	40,968
0.13%, 10/1/13	45,500	45,465
0.16%, 2/3/14	16,000	15,976
FNMA FRN,
0.38%, 3/1/13	15,000	15,008
0.18%, 3/11/13	15,000	15,000
0.19%, 3/12/13	40,000	39,995
0.18%, 3/20/13	90,150	90,127
0.21%, 3/20/13	13,681	13,686
0.17%, 3/27/13	60,000	59,970
0.20%, 5/17/13	41,600	41,605

		857,746

Total U.S. Government Agencies (Cost $3,626,432)		3,626,432

U.S. GOVERNMENT OBLIGATIONS - 10.0%
U.S. Treasury Bills - 4.6%
0.08%, 3/14/13	32,000	31,999
0.14%, 4/11/13	32,500	32,495
0.08%, 4/18/13	75,000	74,991
0.10%, 4/18/13	50,000	49,994
0.10%, 5/23/13	16,500	16,496
0.13%, 5/23/13	24,500	24,493
0.12%, 8/15/13	38,000	37,979
0.14%, 8/29/13	22,500	22,485

		290,932

U.S. Treasury Notes - 5.4%
1.75%, 4/15/13	8,000	8,015
0.50%, 5/31/13	35,000	35,028
1.00%, 7/15/13	86,500	86,748
3.38%, 7/31/13	25,000	25,331
0.50%, 10/15/13	31,000	31,058
2.75%, 10/31/13	70,500	71,716
1.00%, 1/15/14	33,500	33,741
0.25%, 1/31/14	25,000	25,018
1.75%, 1/31/14	11,500	11,667
0.25%, 2/28/14	15,000	15,012

		343,334

Total U.S. Government Obligations (Cost $634,266)		634,266

Investments, at Amortized Cost ($4,260,698)		4,260,698

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 32.8%
Joint Repurchase Agreements - 1.3%(2)
Bank of America Securities LLC, dated 2/28/13, repurchase price $19,084
0.11%, 3/1/13	$19,083	$19,084
Morgan Stanley & Co., Inc., dated 2/28/13, repurchase price $19,084
0.16%, 3/1/13	19,083	19,083
Societe Generale, New York Branch, dated 2/28/13, repurchase price $19,084
0.16%, 3/1/13	19,083	19,083
UBS Securities LLC, dated 2/28/13, repurchase price $28,625
0.15%, 3/1/13	28,625	28,625

		85,875

Repurchase Agreements - 31.5%(3)
Bank of America N.A., dated 2/28/13, repurchase price $540,003
0.18%, 3/1/13	540,000	540,000
BNP Paribas Securities Corp., dated 2/15/13, repurchase price $100,007
0.18%, 3/1/13	100,000	100,000
BNP Paribas Securities Corp., dated 2/22/13, repurchase price $100,007
0.18%, 3/8/13	100,000	100,000
BNP Paribas Securities Corp., dated 2/28/13, repurchase price $200,001
0.17%, 3/1/13	200,000	200,000
Citigroup Global Markets, Inc., dated 2/28/13, repurchase price $291,697
0.20%, 3/1/13	291,695	291,695
Credit Suisse Securities, dated 2/28/13, repurchase price $4,017
0.17%, 3/1/13	4,017	4,017
Deutsche Bank Securities Inc., dated 2/28/13, repurchase price $330,002
0.20%, 3/1/13	330,000	330,000
Societe Generale, New York Branch, dated 2/28/13, repurchase price $430,002
0.19%, 3/1/13	430,000	430,000

		1,995,712

Total Repurchase Agreements (Cost $2,081,587)		2,081,587

Total Investments - 100.0% (Cost $6,342,285)(4)		6,342,285

Liabilities less Other Assets - 0.0%		(1,843)

NET ASSETS - 100.0%		$6,340,442

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$24,358	3.63% - 5.50%	4/15/28 - 5/15/41
U.S. Treasury Notes	$63,038	0.13% - 4.00%	8/15/13 - 10/31/17

Total	$87,396

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$392,354	0.30% - 5.63%	9/22/14 - 1/1/43
FNMA	$1,066,588	0.38% - 7.00%	12/21/15 - 3/1/43
GNMA	$592,655	3.00% - 5.50%	10/15/26 - 2/20/43

Total	$2,051,597

(4)	The cost for federal income tax purposes was $6,342,285.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio	$—	$6,342,285	(1)(2)	$—	$6,342,285

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in the U.S. Government Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	FEBRUARY 28, 2013 (UNAUDITED)

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 66.7%(1)
Federal Farm Credit Bank - 22.5%
FFCB Bonds,
0.20%, 3/13/13	$29,080	$29,081
0.22%, 6/4/13	30,000	30,003
0.22%, 6/11/13	24,800	24,799
1.38%, 6/25/13	29,270	29,380
0.22%, 7/23/13	50,500	50,519
0.19%, 9/25/13	61,450	61,453
3.88%, 10/7/13	10,000	10,220
0.26%, 10/30/13	13,380	13,389
FFCB Discount Notes,
0.01%, 3/1/13	46,263	46,263
0.19%, 3/1/13	20,300	20,300
0.19%, 3/4/13	21,000	21,000
0.17%, 3/5/13	20,700	20,700
0.16%, 3/7/13	25,000	24,999
0.15%, 3/11/13	25,000	24,999
0.09%, 3/15/13	150,000	149,995
0.21%, 4/5/13	27,000	26,994
0.21%, 4/9/13	15,100	15,097
0.08%, 4/10/13	25,000	24,998
0.10%, 4/11/13	50,000	49,994
0.15%, 4/12/13	20,000	19,996
0.10%, 4/15/13	50,000	49,993
0.15%, 4/15/13	10,000	9,999
0.20%, 4/19/13	19,800	19,795
0.18%, 4/22/13	20,500	20,495
0.09%, 4/25/13	50,000	49,992
0.11%, 4/25/13	123,500	123,480
0.20%, 5/6/13	25,200	25,191
0.20%, 5/9/13	20,500	20,492
0.18%, 5/10/13	15,100	15,095
0.16%, 5/15/13	10,000	9,997
0.18%, 5/21/13	22,000	21,991
0.16%, 5/28/13	50,000	49,980
0.18%, 5/28/13	21,600	21,591
0.18%, 6/5/13	31,000	30,985
0.19%, 6/14/13	15,100	15,092
0.20%, 6/18/13	16,500	16,490
0.22%, 7/3/13	20,500	20,484
0.22%, 7/10/13	16,500	16,487
0.18%, 7/11/13	8,500	8,494
0.11%, 7/12/13	10,000	9,996
0.17%, 7/15/13	10,000	9,994
0.18%, 7/17/13	8,500	8,494
0.20%, 7/18/13	36,500	36,472
0.11%, 7/22/13	25,000	24,989
0.11%, 7/23/13	5,000	4,998
0.12%, 8/9/13	8,500	8,495
0.12%, 8/14/13	50,000	49,971
0.20%, 8/14/13	5,000	4,997
0.18%, 9/5/13	54,000	53,949
0.18%, 9/9/13	11,000	10,989
0.19%, 10/1/13	44,000	43,950
0.18%, 10/18/13	12,500	12,486
0.15%, 11/1/13	45,000	44,954
0.20%, 11/22/13	18,500	18,473
0.16%, 12/2/13	25,000	24,969
FFCB FRN,
0.17%, 3/1/13	110,000	109,989
0.23%, 3/1/13	40,000	39,999
0.24%, 3/1/13	77,000	77,000
0.27%, 3/1/13	11,000	11,003
0.28%, 3/1/13	132,990	133,007
0.30%, 3/1/13	30,000	30,031
0.32%, 3/1/13	45,875	45,905
0.36%, 3/1/13	29,000	28,998
0.37%, 3/1/13	55,000	55,088
0.39%, 3/1/13	82,500	82,595
0.20%, 3/2/13	115,800	115,808
0.18%, 3/4/13	213,500	213,516
0.15%, 3/6/13	68,500	68,483
0.17%, 3/6/13	184,000	183,955
0.18%, 3/6/13	7,000	7,000
0.11%, 3/8/13	95,000	94,999
0.19%, 3/8/13	90,000	90,000
0.15%, 3/9/13	21,000	20,995
0.17%, 3/9/13	42,480	42,460
0.16%, 3/11/13	46,000	46,000
0.16%, 3/12/13	46,810	46,793
0.21%, 3/12/13	24,350	24,354
0.11%, 3/13/13	93,120	93,103
0.17%, 3/13/13	39,000	39,000
0.18%, 3/14/13	25,000	25,004
0.18%, 3/15/13	28,300	28,296
0.20%, 3/15/13	28,100	28,111
0.17%, 3/16/13	78,000	77,996
0.18%, 3/16/13	16,400	16,401

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 66.7%(1) continued
Federal Farm Credit Bank - 22.5% continued
0.18%, 3/18/13	$45,500	$45,484
0.14%, 3/20/13	145,000	144,987
0.19%, 3/22/13	54,500	54,504
0.22%, 3/22/13	59,400	59,423
0.17%, 3/23/13	41,500	41,495
0.15%, 3/24/13	50,000	50,001
0.10%, 3/26/13	40,000	39,999
0.14%, 3/26/13	83,000	82,973
0.26%, 3/26/13	40,000	40,008
0.21%, 3/27/13	50,630	50,645
0.19%, 3/28/13	38,580	38,579
0.15%, 3/29/13	19,350	19,349

		4,151,814

Federal Home Loan Bank - 42.7%
FHLB Bonds,
0.13%, 3/5/13	13,000	13,000
0.20%, 3/6/13	12,500	12,500
1.25%, 4/2/13	20,800	20,818
0.25%, 4/11/13	10,000	10,000
0.16%, 4/17/13	208,000	207,994
0.16%, 4/18/13	119,795	119,795
0.20%, 4/30/13	33,635	33,640
0.22%, 5/17/13	19,800	19,799
0.15%, 6/14/13	44,000	43,998
0.18%, 6/17/13	97,000	96,997
0.17%, 6/20/13	42,300	42,297
0.17%, 6/21/13	13,500	13,499
0.11%, 7/17/13	356,700	356,672
0.18%, 8/20/13	35,000	34,998
0.13%, 9/19/13	21,500	21,489
0.14%, 11/19/13	80,000	79,987
0.28%, 11/21/13	10,500	10,504
0.18%, 1/7/14	86,500	86,485
FHLB Discount Notes,
0.15%, 3/6/13	170,000	169,996
0.06%, 3/8/13	208,500	208,495
0.13%, 3/8/13	175,000	174,996
0.16%, 3/8/13	205,000	204,995
0.06%, 3/13/13	15,000	14,999
0.12%, 3/13/13	170,000	169,993
0.15%, 3/13/13	22,500	22,499
0.09%, 3/20/13	350,000	349,983
0.08%, 4/1/13	84,000	83,993
0.10%, 4/1/13	205,000	204,982
0.21%, 4/1/13	15,400	15,399
0.12%, 4/2/13	22,500	22,497
0.22%, 4/2/13	19,700	19,697
0.07%, 4/3/13	95,500	95,492
0.16%, 4/3/13	25,000	24,998
0.09%, 4/5/13	411,000	410,955
0.16%, 4/5/13	179,500	179,480
0.09%, 4/10/13	42,000	41,995
0.10%, 4/10/13	315,000	314,959
0.16%, 4/10/13	152,000	151,980
0.10%, 4/12/13	83,600	83,590
0.10%, 4/15/13	22,600	22,597
0.16%, 4/15/13	16,500	16,497
0.09%, 4/17/13	76,500	76,488
0.10%, 4/17/13	83,500	83,487
0.11%, 4/17/13	250,000	249,962
0.17%, 4/17/13	131,600	131,580
0.09%, 4/19/13	105,800	105,785
0.10%, 4/19/13	25,000	24,996
0.17%, 4/19/13	26,000	25,996
0.17%, 4/26/13	53,500	53,486
0.20%, 5/1/13	60,000	59,980
0.20%, 5/2/13	12,600	12,596
0.17%, 5/3/13	23,028	23,020
0.20%, 5/3/13	59,000	58,980
0.20%, 5/6/13	25,000	24,991
0.21%, 5/13/13	30,300	30,287
0.11%, 5/15/13	301,500	301,432
0.11%, 5/16/13	55,000	54,987
0.11%, 5/17/13	62,000	61,984
0.14%, 5/17/13	30,000	29,992
0.21%, 5/21/13	36,000	35,983
0.17%, 5/29/13	61,500	61,475
0.16%, 6/7/13	50,000	49,977
0.20%, 6/7/13	20,500	20,490
0.20%, 6/10/13	17,500	17,490
0.15%, 6/14/13	60,000	59,974
0.15%, 6/21/13	53,500	53,476
0.22%, 6/28/13	42,700	42,669
0.11%, 7/16/13	100,000	99,990
0.11%, 7/17/13	38,000	37,982
0.13%, 7/17/13	180,000	179,912
0.20%, 7/24/13	9,000	8,993

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 66.7%(1) continued
Federal Home Loan Bank - 42.7% continued
0.13%, 8/7/13	$21,000	$20,988
0.13%, 8/9/13	184,500	184,397
0.19%, 9/12/13	22,500	22,477
0.16%, 1/2/14	45,000	44,939
FHLB FRN,
0.16%, 3/1/13	115,000	114,984
0.17%, 3/1/13	5,000	5,000
0.19%, 3/1/13	90,000	89,998
0.20%, 3/1/13	125,000	125,000
0.21%, 3/1/13	50,000	49,992
0.22%, 3/1/13	80,000	79,978
0.23%, 3/1/13	60,000	59,991
0.24%, 3/1/13	60,000	59,995
0.29%, 3/1/13	76,100	76,097
0.32%, 3/1/13	20,000	20,000
0.33%, 3/1/13	36,000	36,000
0.34%, 3/1/13	75,000	75,000
0.17%, 3/3/13	5,000	4,999
0.17%, 3/6/13	55,000	55,000
0.10%, 3/14/13	103,500	103,500
0.13%, 3/19/13	39,500	39,497
0.16%, 3/25/13	25,200	25,200
0.06%, 4/9/13	49,000	49,001
0.14%, 4/16/13	86,000	85,993
0.17%, 4/24/13	60,000	60,000
0.18%, 4/26/13	59,500	59,500
0.07%, 5/14/13	40,000	40,000

		7,895,505

Tennessee Valley Authority - 1.5%
TVA Discount Notes,
0.08%, 3/14/13	25,000	25,000
0.08%, 4/4/13	67,500	67,495
0.09%, 4/11/13	175,000	174,982

		267,477

Total U.S. Government Agencies (Cost $12,314,796)		12,314,796

U.S. GOVERNMENT OBLIGATIONS - 17.3%
U.S. Treasury Bills - 9.1%
0.14%, 3/1/13	163,500	163,387
0.08%, 3/14/13	147,500	147,496
0.13%, 4/4/13	84,000	83,989
0.17%, 4/4/13	33,500	33,496
0.14%, 4/11/13	42,000	41,993
0.07%, 4/18/13	167,000	166,979
0.10%, 4/18/13	397,500	397,451
0.12%, 5/2/13	50,000	49,988
0.19%, 5/2/13	17,800	17,796
0.10%, 5/23/13	41,500	41,489
0.11%, 5/23/13	200,000	199,948
0.15%, 5/30/13	41,000	40,983
0.19%, 5/30/13	31,100	31,087
0.11%, 7/11/13	25,500	25,489
0.12%, 8/15/13	195,500	195,394
0.20%, 8/22/13	47,000	46,955

		1,683,920

U.S. Treasury Notes - 8.2%
1.75%, 4/15/13	136,300	136,564
3.13%, 4/30/13	237,000	238,195
3.63%, 5/15/13	208,500	210,026
0.50%, 5/31/13	227,500	227,713
1.00%, 7/15/13	361,000	362,126
0.38%, 7/31/13	25,000	25,019
3.38%, 7/31/13	175,000	177,375
0.50%, 10/15/13	23,500	23,544
2.75%, 10/31/13	37,500	38,140
1.00%, 1/15/14	42,000	42,296
1.75%, 1/31/14	32,500	32,971

		1,513,969

Total U.S. Government Obligations (Cost $3,197,889)		3,197,889

Investments, at Amortized Cost (Cost $15,512,685)		15,512,685

REPURCHASE AGREEMENTS - 15.8%(2)
Repurchase Agreements - 15.8%
Bank of America N.A., dated 2/28/13, repurchase price $1,450,007
0.18%, 3/1/13	1,450,000	1,450,000
Citigroup Global Markets, Inc., dated 2/28/13, repurchase price $600,003
0.20%, 3/1/13	600,000	600,000
Citigroup Global Markets, Inc., dated 2/28/13, repurchase price $650,003
0.18%, 3/1/13	650,000	650,000
Credit Suisse Securities, dated 2/28/13, repurchase price $117,442
0.17%, 3/1/13	117,441	117,441

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 15.8%(2) continued
Repurchase Agreements - 15.8% continued
Merrill Lynch, dated 2/28/13, repurchase price $106,506
0.15%, 3/1/13	$106,506	$106,506

		2,923,947

Total Repurchase Agreements (Cost $2,923,947)		2,923,947

Total Investments - 99.8% (Cost $18,436,632)(3)		18,436,632

Other Assets less Liabilities - 0.2%		41,808

NET ASSETS - 100.0%		$18,478,440

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$183,790	2.18% - 4.00%	10/1/41 - 2/1/43
FNMA	$412,158	2.41% - 5.50%	2/1/23 - 9/1/42
GNMA	$1,636,517	3.50% - 5.50%	5/15/38 - 2/20/43
U.S. Treasury Bonds	$234,445	0.00% - 6.50%	1/15/26 - 5/15/40
U.S. Treasury Notes	$538,013	0.13% - 4.50%	8/15/13 - 1/15/23

Total	$3,004,923

(3)	The cost for federal income tax purposes was $18,436,632.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio	$—	$18,436,632	(1)	$—	$18,436,632

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3%
Alabama - 0.7%
Mobile Alabama IDB PCR VRDB, Alabama Power, 1st Series
0.11%, 3/1/13	$6,550	$6,550
Mobile County Alabama IDA PCR Refunding Bonds, Exxonmobil Project,
(Exxon Mobil Corp. Gtd.),
0.10%, 3/1/13	2,000	2,000
Taylor-Ryan Improvement District No. 2 VRDB, Series A, Alabama Special Assessment
(Wells Fargo Bank N.A. LOC),
0.12%, 3/8/13	11,300	11,300
West Jefferson IDB PCR Refunding VRDB, Series C, Alabama Power Co. Project,
0.11%, 3/8/13	16,000	16,000

		35,850

Alaska - 1.0%
Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C,
0.09%, 3/8/13	55,610	55,610

Arizona - 0.7%
Apache County Arizona IDA IDR Tucson Electric Power, Series 83A
(U.S. Bank N.A. LOC),
0.12%, 3/8/13	5,000	5,000
Arizona State University Board Regents COPS
(Wells Fargo & Co. Gtd.),
0.14%, 3/8/13(1) (2)	16,965	16,965
BB&T Municipal Trust Revenue VRDB, Series 2003, Floaters,
(Branch Banking & Trust Co. LOC),
0.09%, 3/8/13(2)	9,995	9,995
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects
(FNMA LOC),
0.10%, 3/8/13	6,930	6,930

		38,890

Arkansas - 0.1%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community
(FHLB of Dallas LOC),
0.11%, 3/8/13	7,030	7,030

California - 6.3%
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	1,900	1,900
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas Electric, Series A,
(Mizuho Corporate Bank Ltd. LOC),
0.08%, 3/1/13	10,000	10,000
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project,
(FHLB of San Francisco LOC),
0.09%, 3/8/13	13,000	13,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Athens Services Project
(Wells Fargo Bank N.A. LOC),
0.12%, 3/8/13	12,500	12,500
California School Cash Reserve Program Authority Revenue Notes, Series AA,
2.00%, 10/1/13	15,000	15,154
California State G.O. Bonds, Series A-3,
(Bank of Montreal LOC),
0.07%, 3/1/13	12,200	12,200
California State School Cash Reserve Program Authority Revenue Senior Notes, Series A,
2.00%, 3/1/13	4,000	4,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, David Avenue Apartments, Series WW,
(FHLMC LOC),
0.11%, 3/8/13	5,300	5,300
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.11%, 3/8/13	8,000	8,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
California - 6.3% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series D, Lincoln Walk Apartment Project
(PNC Bank N.A. LOC),
0.13%, 3/8/13	$8,950	$8,950
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West,
(Bank of America N.A. LOC),
0.10%, 3/8/13	26,835	26,835
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.12%, 3/8/13	725	725
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Trust Co. N.A. LOC),
0.08%, 3/8/13	6,100	6,100
Daly City California Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Series A, Serramonte Del Ray
(FNMA LOC),
0.12%, 3/8/13	8,730	8,730
Deutsche Bank Spears/Lifers Trust Spears Revenue Bonds, Series DB-484,
(Deutsche Bank A.G. Gtd.),
0.12%, 3/8/13(2)	20,815	20,815
Livermore California COPS VRDB, Capital Projects,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	9,575	9,575
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8
0.09%, 3/8/13	25,970	25,970
Los Angeles County Schools Pooled Financing Program TRANS, Series C-7,
2.00%, 3/1/13	5,000	5,068
Los Angeles County Schools Pooled Financing Program TRANS, Series C-8,
2.00%, 3/1/13	26,000	26,389
Los Angeles, California Department Water & Power Revenue VRDB, Power Systems Series A-2
0.09%, 3/8/13	25,500	25,500
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I
(FNMA LOC),
0.12%, 3/8/13	6,100	6,100
Pasadena Community Development Commission Multifamily Revenue Refunding VRDB, Holly Street Apartments, Series A,
(FNMA LOC),
0.15%, 3/8/13	33,315	33,315
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments
(FNMA LOC),
0.12%, 3/8/13	6,720	6,720
Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments,
(FNMA LOC),
0.12%, 3/8/13	3,000	3,000
Sacramento County Sanitation Districts Financing Authority Revenue Refunding VRDB, Sub Lien, Series E,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	12,950	12,950
San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB
0.10%, 3/8/13	8,400	8,400
San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission,
(FNMA LOC),
0.08%, 3/8/13	5,000	5,000
Southern California Public Power Authority Revenue Refunding VRDB, Magnolia Power Project, Series A-2,
(Wells Fargo Bank N.A. LOC),
0.09%, 3/8/13	12,300	12,300
Ventura County Public Financing Authority Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.16%, 5/8/13	4,000	4,000

		338,496

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Colorado - 4.0%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run
(FHLMC LOC),
0.10%, 3/8/13	$400	$400
Castle Pines North Finance Corp. Colorado COPS VRDB, Series F
(Wells Fargo Bank N.A. LOC),
0.16%, 3/8/13	7,945	7,945
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	6,010	6,010
Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical Project
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	1,000	1,000
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	24,000	24,000
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor
(U.S. Bank N.A. LOC),
0.16%, 3/8/13	6,335	6,335
Colorado Health Facilities Authority Revenue VRDB, Sisters of Charity
0.11%, 3/8/13	2,200	2,200
Colorado HFA SFM Revenue VRDB, Series 2006-C1-B2,
0.10%, 3/8/13	14,300	14,300
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series B-3,
0.11%, 3/8/13	7,750	7,750
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series C-3 (AMT),
0.12%, 3/8/13	17,800	17,800
Colorado Multifamily Housing & Finance Authority Revenue Bonds, Series A2, Class I (AMT),
0.15%, 3/8/13	6,000	6,000
Colorado Springs Utilities Revenue Refunding VRDB,
0.10%, 3/8/13	8,700	8,700
Colorado Springs Utilities System Revenue VRDB, Sub Lien Improvement, Series A,
0.12%, 3/8/13	9,835	9,835
Colorado State Educational & Cultural Facilities Authority Revenue VRDB, Linfield Christian School Project,
(Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	23,775	23,775
Colorado State Housing Finance Authority SFM Revenue VRDB, (AMT),
0.15%, 3/8/13	35,000	35,000
Colorado State Multifamily Housing & Finance Authority Revenue VRDB, Multifamily Project B-3-I (AMT),
0.15%, 3/8/13	1,720	1,720
Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Series A-2, Stapleton
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	755	755
Denver Colorado Urban Renewal Authority Tax Revenue VRDB, Tax Allocation, Series A-1, Stapleton
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	2,300	2,300
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-467,
(Deutsche Bank A.G. Gtd.),
0.14%, 3/8/13(2)	18,170	18,170
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Series C-11, in CO,
(Royal Bank of Canada LOC),
0.18%, 3/8/13	17,580	17,580
University of Colorado Hospital Authority Revenue VRDB, Series A,
(Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	3,000	3,000

		214,575

Connecticut - 0.6%
Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project,
(TD Bank N.A. LOC),
0.12%, 3/8/13	4,100	4,100
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series T-2, Yale University,
0.09%, 3/8/13	6,050	6,050

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Connecticut - 0.6% continued
Connecticut State Health & Educational Facility Authority Revenue VRDB, Yale New Haven Hospital, Series S,
(Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	$20,000	$20,000

		30,150

District of Columbia - 3.0%
District of Columbia G.O., ROCS-RR-II-R- 11180WF,
(Wells Fargo & Co. Gtd.),
0.13%, 3/8/13(2)	16,435	16,435
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation
0.11%, 3/8/13	4,700	4,700
District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy
(Manufacturers & Traders Trust Co. LOC),
0.16%, 3/8/13	8,680	8,680
District of Columbia Revenue VRDB, Series 2008, Kipp
(Manufacturers & Traders Trust Co. LOC),
0.12%, 3/8/13	18,500	18,500
Metropolitan Washington D.C. Airports Authority System Revenue Refunding VRDB, Subseries C-2,
(Barclays Bank PLC LOC),
0.09%, 3/8/13	47,980	47,980
Metropolitan Washington D.C. Apartment Authority Systems Revenue Refunding VRDB, (AMT)
(Barclays Bank PLC LOC),
0.10%, 3/1/13	63,050	63,050

		159,345

Florida - 8.5%
Brevard County Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	1,795	1,795
Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project
(Citibank N.A. LOC),
0.10%, 3/8/13	9,595	9,595
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation
(FNMA LOC),
0.11%, 3/8/13	21,770	21,770
Citizens Property Insurance Corp. Florida Revenue Notes, Senior Secured, Series A-2,
2.50%, 6/1/13	35,000	35,168
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	19,000	19,000
County of Palm Beach Florida Revenue Refunding VRDB, Pine Crest Preparatory, Series B,
(TD Bank N.A. LOC),
0.10%, 3/8/13	4,115	4,115
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-478,
(Deutsche Bank A.G. Gtd.),
0.14%, 3/8/13(2)	23,305	23,305
Deutsche Bank Spears/Lifers Trust Goldman Sachs,
(Deutsche Bank A.G. Gtd.),
0.12%, 3/8/13(2)	29,378	29,378
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B (TD Bank N.A. LOC),
0.07%, 3/1/13	5,900	5,900
Florida Housing Finance Agency Multifamily Housing Huntington VRDB, Series 1985
(FHLMC LOC),
0.13%, 3/8/13	4,300	4,300
Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments
(FHLB of San Francisco LOC),
0.11%, 3/8/13	6,955	6,955
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments
(FHLMC LOC),
0.11%, 3/8/13	16,310	16,310

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Florida - 8.5% continued
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments
(FHLMC LOC),
0.11%, 3/8/13	$18,075	$18,075
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Mortgage Monterey Lake
(FHLMC LOC),
0.10%, 3/8/13	7,325	7,325
Florida State Board Education Public G.O. Bonds Eagle-720050054-Class A,
0.11%, 3/8/13(2)	10,000	10,000
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5,
0.08%, 3/8/13	20,000	20,000
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series I-3,
0.07%, 3/8/13	15,000	15,000
Jackson Electric Authority,
0.15%, 3/28/13	15,340	15,340
Jacksonville Electric Authority Electric System Revenue VRDB, Subseries D,
0.10%, 3/1/13	5,965	5,965
JEA Variable Rate Demand Obligation,
0.15%, 3/21/13	18,750	18,750
JEA Water & Sewer System Revenue VRDB, Subseries A-1,
0.10%, 3/1/13	16,100	16,100
Lakeland Florida Educational Facilities Revenue Refunding VRDB, Series B, Florida Southern College,
(TD Bank N.A. LOC),
0.10%, 3/8/13	10,000	10,000
Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project
(FNMA LOC),
0.09%, 3/8/13	11,485	11,485
Marion County Florida IDA Multifamily Housing Revenue Refunding VRDB, Chambrel Project,
(FNMA LOC),
0.11%, 3/8/13	2,000	2,000
Martin County Florida Health Facilities Authority Hospital Revenue Refunding VRDB, Martin Memorial Medical Center,
0.10%, 3/8/13	12,950	12,950
Martin County Health Facilities Authority Revenue Refunding VRDB, Martin Memorial Medical Center, Series A,
(PNC Bank N.A. LOC),
0.10%, 3/8/13	9,790	9,790
Miami-Dade County Florida Special Obligation Revenue VRDB, Series B, Juvenile Courthouse,
(TD Bank N.A. LOC),
0.10%, 3/8/13	9,000	9,000
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E,
(Branch Banking & Trust Co. LOC),
0.11%, 3/8/13	20,000	20,000
Orlando-Orange County Expressway Authority Revenue VRDB, Series D,
(Barclays Bank PLC LOC),
0.09%, 3/8/13	20,000	20,000
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.13%, 3/8/13	45,000	45,000
University of North Florida Foundation, Inc. Revenue Bonds,
(Wells Fargo Bank N.A. LOC),
0.10%, 3/1/13	7,800	7,800
Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments
(FNMA LOC),
0.11%, 3/8/13	5,045	5,045
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC),
0.09%, 3/8/13	300	300

		457,516

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Georgia - 2.8%
Bacon Georgia IDA Revenue Bonds, D L Lee & Sons, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.19%, 3/8/13	$5,570	$5,570
BB&T Municipal Trust Revenue VRDB, Floaters Series 2024,
(Branch Banking & Trust Co. LOC),
0.13%, 3/8/13(2)	10,275	10,275
Clayton County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1985, Rivers Edge Development
(FHLMC LOC),
0.11%, 3/8/13	1,655	1,655
Cobb County Georgia Development Authority Revenue VRDB, Series 2009, North Cobb Christian School
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	11,770	11,770
Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association
(FHLMC LOC),
0.11%, 3/8/13	5,390	5,390
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1997, Post Walk Project
(FNMA LOC),
0.09%, 3/8/13	100	100
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.11%, 3/8/13	11,700	11,700
DeKalb County Multifamily Housing Authority Revenue VRDB, Crow Wood Arbor Association,
(FHLMC Insured),
0.11%, 3/8/13	7,130	7,130
Georgia Municipal Gas Authority Refunding Revenue Bonds, Gas Portfolio, Series R,
2.00%, 10/1/13	9,700	9,797
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project
(FNMA Escrowed),
0.09%, 3/8/13	7,400	7,400
Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen
(FHLMC LOC),
0.11%, 3/8/13	6,665	6,665
Municipal Electric Authority Georgia VRDB, Project 1, Subseries B
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.10%, 3/8/13	49,600	49,600
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project
(FHLMC LOC),
0.11%, 3/8/13	5,750	5,750
Roswell Housing Authority Revenue Refunding VRDB, Housing Chambrel Roswell
(FNMA LOC),
0.11%, 3/8/13	20,160	20,160

		152,962

Hawaii - 0.1%
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu
(U.S. Bank N.A. LOC),
0.11%, 3/8/13(2)	4,185	4,185
Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau
(FHLMC LOC),
0.11%, 3/8/13	3,075	3,075

		7,260

Idaho - 0.4%
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	10,365	10,365
Idaho Housing & Finance Association Revenue VRDB, Balmoral Apartments Project,
(U.S. Bank N.A. LOC),
0.15%, 3/1/13	5,270	5,270

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Idaho - 0.4% continued
Idaho Housing & Finance Association Revenue VRDB, Balmoral Apartments Living
(U.S. Bank N.A. LOC),
0.15%, 3/1/13	$4,160	$4,160

		19,795

Illinois - 6.9%
Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project
(BMO Harris Bank N.A. LOC),
0.13%, 3/8/13	3,210	3,210
Bridgeview Illinois G.O. Refunding VRDB, Series C
(BMO Harris Bank N.A. LOC),
0.12%, 3/8/13	17,500	17,500
Chicago Illinois Board of Education G.O. VRDB, Series B
(Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	8,400	8,400
Chicago Illinois G.O. Refunding VRDB, Series D-1
(Bank of Montreal LOC),
0.10%, 3/1/13	16,625	16,625
Chicago Illinois O’Hare International Airport Revenue VRDB Spears, Series DBE 1056X
(Deutsche Bank A.G. Gtd.),
0.16%, 3/8/13(2)	10,000	10,000
Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments,
(Citibank N.A. LOC),
0.13%, 3/8/13	6,700	6,700
City of Chicago G.O. VRDB, Project, Series B1,
0.13%, 3/1/13	45,425	45,425
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue VRDB, Series DB-476 ,
(Deutsche Bank A.G. Gtd.),
0.12%, 3/8/13(2)	12,660	12,660
DuPage County Illinois Educational Facilities Revenue VRDB, Series A, Benedictine University
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	6,391	6,391
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project
(Comerica Bank LOC),
0.12%, 3/8/13	7,985	7,985
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.11%, 3/1/13	16,080	16,080
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project
(BMO Harris Bank N.A. LOC),
0.12%, 3/8/13	6,285	6,285
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services
(BMO Harris Bank N.A. LOC),
0.13%, 3/8/13	1,360	1,360
Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College
(BMO Harris Bank N.A. LOC),
0.11%, 3/8/13	6,090	6,090
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago,
0.24%, 5/2/13	20,015	20,015
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.11%, 3/8/13	7,500	7,500
Illinois Finance Authority Development Revenue VRDB, John Hofmeister & Son,
(BMO Harris Bank N.A. LOC),
0.22%, 3/8/13	3,000	3,000
Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project
(FHLMC LOC),
0.13%, 3/8/13	5,000	5,000
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 3/8/13	5,000	5,000
Illinois Finance Authority Revenue Bonds, Series 2008, Chicago Horticultural Project
(JPMorgan Chase Bank N.A. LOC),
0.11%, 3/8/13	9,000	9,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 3/8/13	17,475	17,475

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Illinois - 6.9% continued
Illinois Finance Authority Revenue VRDB, Literature Research Institute
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	$5,715	$5,715
Illinois Finance Authority Revenue VRDB, Resurrection Health, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 3/1/13	9,975	9,975
Illinois Finance Authority Revenue VRDB, Resurrection Health, Series C,
(Barclays Bank PLC LOC),
0.11%, 3/8/13	25,000	25,000
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society
(BMO Harris Bank N.A. LOC),
0.12%, 3/8/13	9,420	9,420
Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System
(Wells Fargo Bank N.A. LOC),
0.12%, 3/8/13	5,000	5,000
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-1,
(PNC Bank N.A. LOC),
0.11%, 3/1/13	13,100	13,100
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2,
(PNC Bank N.A. LOC),
0.11%, 3/1/13	5,500	5,500
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.12%, 3/8/13	2,220	2,220
Illinois Municipal Electric Agency Power Supply Revenue Bonds, ROCS RR-II-R-11185WF,
(Wells Fargo & Co. Insured),
0.14%, 3/8/13(2)	16,105	16,105
Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A,
(FHLMC LOC),
0.11%, 3/8/13	4,845	4,845
Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-2A
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.11%, 3/8/13	15,000	15,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D
(Wells Fargo Bank N.A. LOC),
0.11%, 3/8/13	12,500	12,500
Savanna Illinois Industrial Development Revenue VRDB, Series A, Metform Corp. Project,
(JPMorgan Chase Bank N.A. LOC),
0.13%, 3/8/13	1,000	1,000
Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project,
(FHLB of Des Moines LOC),
0.15%, 3/8/13	2,000	2,000
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.11%, 3/8/13	11,630	11,630

		370,711

Indiana - 2.5%
Clarksville Indiana Revenue Refunding VRDB Retirement Housing Foundation,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	4,115	4,115
Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments
(FHLB of Indianapolis LOC),
0.11%, 3/8/13	8,000	8,000
Indiana Finance Authority Industrial Revenue Development Revenue Bonds, Midwest Fertilizer Corp. Project,
(U.S. Treasury Escrowed)
0.20%, 7/1/13	80,000	80,000
Indiana Health Facility Financing Authority Revenue VRDB, Series E-6, Ascension Health,
0.11%, 3/8/13	12,280	12,280
Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association
(Wells Fargo Bank N.A. LOC),
0.21%, 3/8/13	2,400	2,400
Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project
(PNC Bank N.A. LOC),
0.10%, 3/8/13	8,130	8,130

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Indiana - 2.5% continued
Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project
(Bank of Nova Scotia LOC),
0.10%, 3/8/13	$6,000	$6,000
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.10%, 3/8/13	7,000	7,000
RBC Municipal Products, Inc. Revenue Bonds, Series E-23,
(Royal Bank of Canada LOC),
0.11%, 3/8/13(2)	8,500	8,500

		136,425

Iowa - 1.8%
Grinnell Iowa Hospital Revenue Refunding VRDB, Grinnell Regional Medical Center
0.13%, 3/1/13	4,535	4,535
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	6,100	6,100
Iowa Finance Authority Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Co. Project,
0.18%, 4/1/13	50,000	50,000
Iowa Finance Authority Private College Revenue VRDB, Morningside College Project,
(U.S. Bank N.A. LOC),
0.13%, 3/1/13	700	700
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services
(Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	6,500	6,500
Iowa Finance Authority Revenue VRDB, Series 2003, Museum of Art Foundation
(U.S. Bank N.A. LOC),
0.13%, 3/1/13	3,105	3,105
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
(Bank of America N.A. LOC),
0.12%, 3/1/13	8,600	8,600
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facility, Loras College Project,
(Bank of America N.A. LOC),
0.12%, 3/1/13	14,310	14,310
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College, Des Moines Project
(U.S. Bank N.A. LOC),
0.13%, 3/1/13	2,145	2,145

		95,995

Kansas - 1.0%
Kansas State Department of Transportation Highway Revenue Refunding VRDB, Series B-1,
0.08%, 3/8/13	5,265	5,265
Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments
(Wells Fargo Bank N.A. LOC),
0.14%, 3/8/13	21,510	21,510
Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project
(FHLMC LOC),
0.11%, 3/8/13	16,000	16,000
Olathe Kansas Multifamily Housing Refunding VRDB, Jefferson Place Apartments Project
(FHLMC LOC),
0.11%, 3/8/13	7,780	7,780
Olathe Kansas Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project,
(FHLMC LOC),
0.17%, 3/8/13	2,485	2,485

		53,040

Kentucky - 1.3%
Boone County Kentucky Revenue Refunding VRDB, Duke Energy,
(Sumitomo Mitsui Banking Corp. LOC),
0.11%, 3/8/13	5,500	5,500
Fort Mitchell League of Cities Funding VRDB, Series 2002-A, Trust Lease Program
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	5,600	5,600

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Kentucky - 1.3% continued
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp.
(Branch Banking & Trust Co. LOC),
0.11%, 3/8/13	$17,200	$17,200
Kentucky Higher Education Student Loan Corp. Revenue VRDB, Series A-1,
(State Street Bank & Trust Co. LOC),
0.13%, 3/8/13	22,000	22,000
Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments,
(FNMA LOC),
0.14%, 3/8/13	10,000	10,000
Morehead League of Cities Funding Trust Lease Program Revenue VRDB, Series 2004-A,
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	7,318	7,318
Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	3,495	3,495

		71,113

Louisiana - 1.4%
Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar
(FHLB of Atlanta LOC),
0.10%, 3/8/13	17,000	17,000
East Baton Rouge Parish IDB, Inc. Revenue VRDB, Georgia-Pacific Corp. Project,
(U.S. Bank N.A. LOC),
0.13%, 3/8/13	3,550	3,550
Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University
(FHLB of Atlanta LOC),
0.36%, 3/8/13	12,380	12,380
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Series A, Go To The Show,
(FHLB of Dallas LOC),
0.11%, 3/8/13	5,305	5,305
Louisiana Local Government Environmental Facilities & Community VRDB, Series B
(FHLB of Dallas LOC),
0.11%, 3/8/13	10,635	10,635
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project
(FHLMC LOC),
0.10%, 3/8/13	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily
(FNMA LOC),
0.13%, 3/8/13	8,900	8,900
Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB
(FHLB of Dallas LOC),
0.11%, 3/8/13	8,800	8,800

		74,570

Maryland - 2.4%
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 3/8/13	6,270	6,270
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E,
(Bank of Montreal LOC),
0.11%, 3/8/13	23,000	23,000
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F,
(PNC Bank N.A. LOC),
0.11%, 3/8/13	31,960	31,960
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood
(FHLMC LOC),
0.10%, 3/8/13	8,000	8,000
Maryland State Industrial Development Financing Authority Economic Development Revenue VRDB, Foodswing Project,
(Bank of Montreal LOC),
0.18%, 3/8/13	7,900	7,900

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Maryland - 2.4% continued
Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C (AMT), Qualified Airport,
(Wells Fargo Bank N.A. LOC),
0.13%, 3/8/13	$20,400	$20,400
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project
(Manufacturers & Traders Trust Co. LOC),
0.13%, 3/8/13	30,665	30,665

		128,195

Massachusetts - 1.8%
Deutsche Bank Spears/Lifers Trust VRDB, Series DB-658, Goldman Sachs Spears
(Assured Guaranty Corp. Insured),
0.11%, 3/8/13(2)	16,329	16,329
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDB, Contract Assistance, Series A7,
(Commonwealth of Massachusetts Gtd.),
0.11%, 3/8/13	23,000	23,000
Massachusetts Development Finance Agency Revenue VRDB, Masonic Nursing Home, Series B,
(TD Bank N.A. LOC),
0.06%, 3/8/13	17,175	17,175
Massachusetts Development Finance Agency Revenue VRDB, New England Deaconess, Series A
(RBS Citizens N.A. LOC),
0.11%, 3/8/13	4,000	4,000
Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project
(FNMA LOC),
0.14%, 3/8/13	14,550	14,550
Massachusetts State Development Finance Agency Revenue VRDB, Northfield Mount Hermon,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 3/8/13	4,700	4,700
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School
0.10%, 3/8/13	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB, Series A, Groton School
0.10%, 3/8/13	10,000	10,000

		99,754

Michigan - 1.6%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	1,085	1,085
Ann Arbor Michigan Economic Development Corp. Revenue VRDB, Series A, Glacier Hills, Inc. Project
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	4,650	4,650
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	7,100	7,100
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Series B, Law School Project,
(RBS Citizens N.A. LOC),
0.09%, 3/8/13	19,850	19,850
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project
(Comerica Bank LOC),
0.17%, 3/8/13	4,785	4,785
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004-B, Holland Community Hospital
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	6,990	6,990
Michigan State Housing Development Authority Multifamily Housing Revenue VRDB, Limited Obligation, Series A, Arbors,
(FHLB of Indianapolis LOC),
0.13%, 3/8/13	8,695	8,695
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.
(JPMorgan Chase Bank N.A. LOC),
0.13%, 3/8/13	10,000	10,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Michigan - 1.6% continued
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.11%, 3/8/13	$9,500	$9,500
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	2,265	2,265
Michigan State University Revenue VRDB,
0.11%, 3/8/13	5,000	5,000
Oakland County Michigan Economic Development Corp. Revenue VRDB, Marian High School, Inc. Project,
(Comerica Bank LOC),
0.10%, 3/8/13	6,885	6,885

		86,805

Minnesota - 2.5%
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project,
(U.S. Bank N.A. LOC),
0.13%, 3/1/13	3,200	3,200
City of Richfield Minnesota Multifamily Housing Revenue VRDB, Woodlake Richfield,
(Wells Fargo Bank N.A. LOC),
0.11%, 3/1/13	5,400	5,400
Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project,
(U.S. Bank N.A. LOC),
0.13%, 3/8/13	5,000	5,000
Minnesota Office of Higher Education Revenue Bonds, Supplemental, Series B (AMT),
(Royal Bank of Canada LOC),
0.11%, 3/8/13	45,000	45,000
Minnesota Office of Higher Education Revenue VRDB, Series B, Supplemental Student,
(State Street Bank & Trust Co. LOC),
0.11%, 3/8/13	17,000	17,000
Minnesota School District Capital Equipment Borrowing Program COPS, Tax & Aid Anticipation,
(Minnesota School District Credit Program Insured),
2.00%, 9/10/13	25,000	25,233
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series A, University St. Thomas
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	8,650	8,650
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing
(FHLMC LOC),
0.10%, 3/8/13	6,960	6,960
Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century
(FHLB of Des Moines LOC),
0.14%, 3/8/13	2,915	2,915
Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water
0.11%, 3/8/13	6,100	6,100
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project
(FHLMC LOC),
0.10%, 3/8/13	5,925	5,925
St. Paul Minnesota Port Authority District Heating Revenue Refunding VRDB
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	4,310	4,310

		135,693

Mississippi - 1.0%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series D
(Chevron Corp. Gtd.),
0.11%, 3/8/13	16,800	16,800
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series B,
(Chevron Corp. Gtd.),
0.11%, 3/1/13	14,400	14,400
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series C,
(Chevron Corp. Gtd.),
0.10%, 3/1/13	3,000	3,000

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Mississippi - 1.0% continued
Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC
(Wells Fargo Bank N.A. LOC),
0.11%, 3/8/13	$12,935	$12,935
Mississippi Business Finance Corp., Revenue Refunding VRDB, Jackson Heart Realty
(FHLB of Dallas LOC),
0.12%, 3/8/13	5,075	5,075

		52,210

Missouri - 1.9%
Bi-State Development Agency Missouri- Illinois Metropolitan District Revenue Refunding VRDB, Series A, Sub-Metrolink Crossing
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	18,750	18,750
Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project
(FHLMC LOC),
0.11%, 3/8/13	14,240	14,240
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments
(FNMA LOC),
0.09%, 3/8/13	7,295	7,295
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Series 2002, Metropolitan Jesuit High School
(U.S. Bank N.A. LOC),
0.13%, 3/1/13	900	900
Missouri State Health & Educational Facilities Authority Revenue VRDB, Drury University,
(PNC Bank N.A. LOC),
0.11%, 3/1/13	10,000	10,000
Missouri State Health & Educational Facilities Authority Revenue VRDB, BJC Health System, Series B,
0.10%, 3/1/13	1,800	1,800
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project,
(PNC Bank N.A. LOC),
0.11%, 3/8/13	23,350	23,350
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services,
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	13,585	13,585
Springfield IDA Revenue VRDB, Edco Group, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.22%, 3/8/13	3,000	3,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project
(FNMA LOC),
0.11%, 3/8/13	4,000	4,000
St. Charles County Missouri IDA Revenue VRDB, Series 2006, Trinity Manufacturing Project
(FHLB of Des Moines LOC),
0.11%, 3/8/13	7,180	7,180

		104,100

Montana - 0.3%
Forsyth Montana Pollution Control Revenue Refunding VRDB, Pacificorp Project,
(JPMorgan Chase Bank N.A. LOC),
0.14%, 3/1/13	14,100	14,100

Nebraska - 0.3%
Omaha Public Power District Municipal Interest Bearing CP,
0.15%, 3/6/13	14,000	14,000

Nevada - 1.7%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	13,500	13,500
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center
(U.S. Bank N.A. LOC),
0.09%, 3/8/13	4,920	4,920
City of Las Vegas Nevada Economic Development Revenue VRDB, Series A, Keep Memory Alive Project,
(PNC Bank N.A. LOC),
0.11%, 3/8/13	48,600	48,600

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Nevada - 1.7% continued
County of Clark Nevada Airport System Revenue VRDB, Sub Lien, Series A-2 (AMT),
(State Street Bank & Trust Co. LOC),
0.16%, 3/8/13	$6,000	$6,000
Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project
(Wells Fargo Bank N.A. LOC),
0.26%, 3/8/13	3,170	3,170
Nevada State Housing Revenue VRDB, Vista Creek Apartments,
(FHLB LOC),
0.11%, 3/8/13	13,000	13,000

		89,190

New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series B, Kendal at Hanover
(RBS Citizens N.A. LOC),
0.11%, 3/8/13	5,845	5,845

New Jersey - 1.1%
BB&T Municipal Trust, Series 2047
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13(2)	13,300	13,300
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-449,
(Deutsche Bank A.G. Gtd.),
0.11%, 3/8/13(2)	10,500	10,500
New Jersey EDA Revenue Refunding VRDB, Series B, Cranes Mill Project
(TD Bank N.A. LOC),
0.10%, 3/8/13	5,780	5,780
New Jersey EDA Revenue VRDB, Ranney School Project,
(U.S. Bank N.A. LOC),
0.07%, 3/8/13	12,300	12,300
New Jersey EDA Revenue VRDB, Series B, Cranes Mill Project
(TD Bank N.A. LOC),
0.10%, 3/8/13	340	340
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Virtua Health, Series D
(TD Bank N.A. LOC),
0.10%, 3/8/13	18,300	18,300

		60,520

New Mexico - 0.1%
New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio
(FHLMC LOC),
0.11%, 3/8/13	8,000	8,000

New York - 6.1%
City of New York G.O., Subseries G-7,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.10%, 3/1/13	20,085	20,085
City of New York G.O., Subseries I-8,
(State Street Bank & Trust Co. LOC),
0.10%, 3/1/13	4,500	4,500
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-3,
(PNC Bank N.A. LOC),
0.10%, 3/1/13	5,200	5,200
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home
(HSBC Bank USA N.A. LOC),
0.13%, 3/8/13	2,295	2,295
Monroe Security & Safety Systems Local Development New York Revenue VRDB,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 3/8/13	4,900	4,900
Nassau New York Health Care Corp. Revenue VRDB, Nassau Health, Series B1,
(TD Bank N.A. LOC),
0.09%, 3/8/13	9,900	9,900
New York City G.O. Subseries D-3,
(Bank of New York Mellon LOC),
0.09%, 3/1/13	9,100	9,100
New York City G.O., Subseries G-6,
(Mizuho Corporate Bank Ltd. LOC),
0.11%, 3/1/13	1,000	1,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2,
0.09%, 3/8/13	20,000	20,000
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center
(Manufacturers & Traders Trust Co. LOC),
0.16%, 3/8/13	2,500	2,500

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
New York - 6.1% continued
New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project
(Wells Fargo Bank N.A. LOC),
0.10%, 3/8/13	$11,710	$11,710
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Lycee Francais De New York Project, Series B,
(TD Bank N.A. LOC),
0.10%, 3/8/13	13,750	13,750
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds TRANS, Subseries-A-7,
0.09%, 3/8/13	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-4,
0.11%, 3/1/13	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding VRDB, Series A-4,
0.10%, 3/1/13	15,000	15,000
New York City Transitional Finance Authority Future Tax Secured Revenue VRDB, Series C5, Future Tax, Fiscal,
(Sumitomo Mitsui Banking Corp. LOC),
0.11%, 3/8/13	27,600	27,600
New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center,
(U.S. Treasury Escrowed),
0.25%, 5/22/13	90,000	90,000
New York Power Authority G.O. Consented,
0.17%, 3/1/13	11,000	11,000
New York Power Authority G.O., Consented,
0.17%, 3/1/13	13,000	13,000
New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, Series D,
(TD Bank N.A. LOC),
0.10%, 3/8/13	22,900	22,900
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2,
(Bank of America N.A. LOC),
0.13%, 3/8/13	3,000	3,000
RBC Municipal Products, Inc. Trust New York Revenue Bonds, Floater Certificates Series E-33,
(Invesco VK Trust for Investment Grade NY Municipals Escrowed)
0.31%, 3/8/13(2)	7,000	7,000
Triborough New York Bridge & Tunnel Authority Revenue VRDB, Series A-3
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	14,110	14,110
Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project
(Manufacturers & Traders Trust Co. LOC),
0.11%, 3/8/13	10,185	10,185

		329,735

North Carolina - 2.7%
Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project
(Wells Fargo Bank N.A. LOC),
0.12%, 3/8/13	4,500	4,500
City of Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B,
0.10%, 3/8/13	23,100	23,100
Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	10,175	10,175
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	10,760	10,760
Greensboro North Carolina G.O. VRDB, Street Improvement
0.13%, 3/8/13	10,000	10,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	8,450	8,450

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
North Carolina - 2.7% continued
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	$7,500	$7,500
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University,
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	10,170	10,170
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging
(Branch Banking & Trust Co. LOC),
0.11%, 3/8/13	1,855	1,855
North Carolina Multifamily Housing Finance Agency Revenue Notes, HBREM LLC, Rural Development Portfolio,
(U.S. Treasury Escrowed),
0.70%, 7/1/13	13,901	13,901
University of North Carolina at Chapel Hill Revenue Bonds Eagle-720053014-Class A,
0.12%, 3/8/13(2)	18,400	18,400
Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C
0.10%, 3/8/13	15,000	15,000
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B
0.10%, 3/8/13	13,700	13,700

		147,511

Ohio - 1.8%
Allen County of Ohio Hospital Facilities Revenue Bonds, Series C, Catholic Healthcare,
(Union Bank N.A. LOC),
0.11%, 3/1/13	12,100	12,100
Butler County Ohio Healthcare Facilities Revenue VRDB, Reform & Improvement - Lifesphere Project
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	9,020	9,020
County of Warren Ohio Health Care Facilities Improvement Revenue Refunding VRDB, Otterbein, Series A,
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	8,750	8,750
Franklin County Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.11%, 3/8/13	1,250	1,250
Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008
0.11%, 3/8/13	22,540	22,540
Ohio Air Quality Development Authority Revenue Refunding VRDB, Pollution, Firstenergy, Series B,
(UBS A.G. LOC),
0.13%, 3/8/13	20,000	20,000
Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University,
(PNC Bank N.A. LOC),
0.10%, 3/8/13	10,280	10,280
Richland County Ohio Health Care Facilities Revenue Refunding VRDB, Series 2004-A, Wesleyan Senior Living
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	1,350	1,350
Richland County Ohio Health Care facilities Revenue Refunding VRDB, Series 2004-B, Wesleyan Project
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	4,055	4,055
Ross County Ohio Revenue VRDB, Adena Health System,
(PNC Bank N.A. LOC),
0.11%, 3/8/13	4,770	4,770
State of Ohio G.O., Common Schools, Series B,
0.10%, 3/8/13	800	800

		94,915

Oklahoma - 0.3%
Oklahoma Development Finance Authority Health Facilities Revenue VRDB, Duncan Regional Hospital,
(JPMorgan Chase Bank N.A. LOC),
0.13%, 3/1/13	17,000	17,000

Oregon - 1.2%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	13,700	13,700

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Oregon - 1.2% continued
Oregon Health & Science University Revenue VRDB, Series B-3
(Union Bank N.A. LOC),
0.10%, 3/1/13	$19,010	$19,010
Oregon Health & Science University Revenue VRDB, Series C
(U.S. Bank N.A. LOC),
0.10%, 3/1/13	4,800	4,800
Oregon State Economic Development Revenue VRDB, Series 181, Metal Slitters
(U.S. Bank N.A. LOC),
0.14%, 3/8/13	4,460	4,460
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing
(FNMA LOC),
0.13%, 3/8/13	8,245	8,245
Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport
(U.S. Bank N.A. LOC),
0.13%, 3/8/13	7,240	7,240
Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	6,000	6,000

		63,455

Pennsylvania - 3.3%
Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative
(PNC Bank N.A. LOC),
0.12%, 3/8/13	4,725	4,725
Allegheny County Pennsylvania IDA Revenue VRDB, Series B, Education Center Watson
(PNC Bank N.A. LOC),
0.12%, 3/8/13	6,000	6,000
Bucks County IDA Revenue VRDB, Grand View Hospital, Series A,
(TD Bank N.A. LOC),
0.09%, 3/8/13	25,000	25,000
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	6,075	6,075
Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	3,935	3,935
City of Philadelphia Pennsylvania Gas Works Revenue Refunding VRDB, 8th Series E,
(PNC Bank N.A. LOC),
0.11%, 3/8/13	30,100	30,100
Delaware County Pennsylvania Authority Revenue VRDB, Riddle Village Project
(Bank of America N.A. LOC),
0.12%, 3/8/13	10,730	10,730
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian
(Manufacturers & Traders Trust Co. LOC),
0.10%, 3/8/13	12,920	12,920
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.16%, 3/8/13	5,995	5,995
Lower Merion School District VRDB, Series A-1, Capital Project
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	5,500	5,500
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue VRDB, PSEG Power,
(TD Bank N.A. LOC),
0.10%, 3/8/13	13,000	13,000
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood
(FHLMC LOC),
0.11%, 3/8/13	5,900	5,900
Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Association of Independent Colleges & Universities, Series B,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 3/8/13	6,185	6,185
Pennsylvania State Turnpike Community Turnpike Revenue Refunding VRDB, Series A-2
0.14%, 3/8/13	5,780	5,780

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Pennsylvania - 3.3% continued
Pennsylvania Turnpike Commission Revenue Bonds, Multi-Modal, Series C,
(Barclays Bank PLC LOC),
0.11%, 3/8/13	$8,600	$8,600
Philadelphia School District Refunding G.O. VRDB, Series F,
(Barclays Bank PLC LOC),
0.11%, 3/8/13	1,350	1,350
RBC Municipal Products, Inc. Trust Floater Revenue VRDB Certificates, Series E-22
(Royal Bank of Canada LOC),
0.11%, 3/8/13(2)	14,900	14,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14
(Royal Bank of Canada LOC),
0.11%, 3/8/13(2)	7,800	7,800
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley
(PNC Bank N.A. LOC),
0.10%, 3/8/13	3,200	3,200

		177,695

South Carolina - 0.3%
Charleston South Carolina Educational Excellence Finance Corp. Revenue Bonds, ROCS-RR-II-R-497,
0.12%, 3/8/13(2)	9,115	9,115
Piedmont Municipal Power Agency South Carolina Electricity Revenue Refunding VRDB, Series B
(U.S. Bank N.A. LOC),
0.12%, 3/8/13	9,000	9,000

		18,115

South Dakota - 0.4%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C,
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	15,000	15,000
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series D,
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	3,960	3,960
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	4,445	4,445

		23,405

Tennessee - 0.9%
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement
0.12%, 3/8/13	5,800	5,800
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement
0.12%, 3/8/13	7,200	7,200
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project
(FHLB of Cincinnati LOC),
0.11%, 3/8/13	6,370	6,370
Metropolitan Government Nashville & Davidson County Tennessee IDB Multifamily Housing Refunding VRDB, Series 2004, Ridgelake Apartments Project
(FHLMC LOC),
0.11%, 3/8/13	17,029	17,029
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding VRDB, Series 2002, Multifamily Housing Spinnaker
(FNMA LOC),
0.09%, 3/8/13	450	450
Metropolitan Government of Nashville & Davidson County Tennessee, IDB Revenue VRDB, Series B, Multifamily Housing, Arbor Crest
(FNMA LOC),
0.11%, 3/8/13	12,750	12,750

		49,599

Texas - 11.3%
Alliance Texas Airport Authority Special Facilities Revenue VRDB, Series 2088, Floaters,
(Wells Fargo Bank N.A. Gtd.),
0.11%, 3/8/13(2)	24,570	24,570

MONEY MARKET PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Texas - 11.3% continued
Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative
(Natural Rural Utilities Cooperative Finance Corp. Gtd.),
0.24%, 3/8/13	$9,600	$9,600
Austin Texas Water & Wastewater Systems Revenue Refunding VRDB,
0.10%, 3/8/13	17,500	17,500
Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project
(FHLMC LOC),
0.11%, 3/8/13	3,680	3,680
Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project
(FHLMC LOC),
0.12%, 3/8/13	3,500	3,500
Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project
(FNMA Insured),
0.11%, 3/8/13	5,205	5,205
Brazos County Texas Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph
(Wells Fargo Bank N.A. LOC),
0.21%, 3/8/13	7,140	7,140
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project
0.22%, 3/8/13	7,700	7,700
City of Garland Texas Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.15%, 3/1/13	5,000	5,000
0.18%, 4/8/13	5,000	5,000
Clipper Tax-Exempt Certificates Trust Partnership of Texas, Series 2009-56,
0.11%, 3/8/13(2)	16,120	16,120
Deutsche Bank Spears/Lifers Trust Goldman Sachs G.O., Series DB-514,
(Texas PSF Insured),
0.12%, 3/8/13(2)	9,815	9,815
Dickinson Texas Independent School District,
(Texas PSF Insured),
0.47%, 8/1/13	7,030	7,030
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso
(U.S. Bank N.A. LOC),
0.11%, 3/8/13(2)	10,600	10,600
Greater East Texas Higher Education Authority Revenue Bonds, Series B, Greater Texas Foundation,
(State Street Bank & Trust Co. LOC),
0.11%, 3/8/13	18,000	18,000
Houston Texas Airport Systems Revenue Refunding VRDB
(Barclays Bank PLC LOC),
0.11%, 3/8/13	13,000	13,000
Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.13%, 3/8/13	10,650	10,650
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding VRDB, Exxonmobil Project, Series A,
(Exxon Mobil Corp. Gtd.)
0.10%, 3/1/13	5,235	5,235
Lower Neches Valley Texas Authority PCR Chevron USA, Inc. Project,
(Chevron Corp. Gtd.),
0.20%, 8/15/13	19,280	19,280
Mesquite Texas Independent School District G.O. VRDB, School Building, Series A,
(Texas PSF Insured),
0.11%, 3/8/13	3,970	3,970
Northwest Texas Independent School District G.O. VRDB,
(Texas PSF Insured),
0.10%, 3/8/13	500	500
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation
(JPMorgan Chase Bank N.A. LOC),
0.13%, 3/8/13	800	800
Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments
(FHLMC LOC),
0.11%, 3/8/13	7,400	7,400

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Texas - 11.3% continued
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals,
0.13%, 3/8/13	$20,000	$20,000
Port of Port Arthur Navigation District Revenue Refunding VRDB, Motiva Enterprises, Series C,
0.11%, 3/1/13	11,800	11,800
Port of Port Arthur Navigation District Revenue VRDB, Series E, Motiva Enterprises,
0.11%, 3/1/13	10,000	10,000
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises,
Series C (Motiva Enterprises LLC Gtd.),
0.11%, 3/1/13	30,000	30,000
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA
(Total S.A. Gtd.),
0.13%, 3/8/13	7,700	7,700
Port of Port Arthur Texas Navigation District Industrial Development Corp., Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A,
(Total S.A. Gtd.),
0.13%, 3/8/13	9,600	9,600
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises,
0.11%, 3/1/13	22,000	22,000
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series B,
0.11%, 3/1/13	70,000	70,000
Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B,
(Total Fina Elf S.A. Gtd.),
0.11%, 3/8/13	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters,
(Royal Bank of Canada LOC),
0.11%, 3/8/13(2)	10,000	10,000
San Antonio Texas Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments
(FHLMC LOC),
0.11%, 3/8/13	21,250	21,250
State of Texas Eagle G.O., Series 20060126, Class A,
(Texas State Gtd.),
0.11%, 3/8/13(2)	1,000	1,000
State of Texas G.O. VRDB, Veterans Housing Assistance Program Fund, Series A,
0.10%, 3/8/13	32,220	32,220
State of Texas G.O. VRDB, Veterans Housing Fund, Series A-2,
0.13%, 3/8/13	15,800	15,800
State of Texas G.O. VRDB, Veterans, Series B,
(Sumitomo Mitsui Banking Corp. LOC),
0.10%, 3/8/13	23,300	23,300
State of Texas TRANS,
2.50%, 8/30/13	80,000	80,907
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Texas Health Resources, Series A,
0.11%, 3/8/13	2,000	2,000
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments
(FNMA LOC),
0.11%, 3/8/13	1,865	1,865
Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments
(FNMA LOC),
0.16%, 3/8/13	15,000	15,000
University of Houston Texas Revenue VRDB,
0.10%, 3/8/13	6,185	6,185

		611,922

Utah - 0.7%
Utah Housing Corp. Multifamily Housing Revenue VRDB, Series A, Timbergate
(FHLMC LOC),
0.16%, 3/8/13	3,125	3,125
Utah State Board of Rights Student Loan Revenue VRDB, (AMT),
(Royal Bank of Canada LOC),
0.12%, 3/8/13	16,300	16,300

MONEY MARKET PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Utah - 0.7% continued
Utah Water Finance Agency Revenue VRDB, Series B-2
0.10%, 3/8/13	$16,300	$16,300

		35,725

Vermont - 1.6%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Norwich University Project,
(Toronto-Dominion Bank LOC),
0.10%, 3/8/13	21,050	21,050
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Series A, Porter Hospital Project
(TD Bank N.A. LOC),
0.10%, 3/8/13	5,365	5,365
Vermont Student Assistance Corp. Education Loan Revenue VRDB, Series C-1,
(State Street Bank & Trust Co. LOC),
0.12%, 3/8/13	49,300	49,300
Vermont Student Assistance Corp. Revenue VRDB, Series C-2
(State Street Bank & Trust Co. LOC),
0.11%, 3/8/13	9,500	9,500

		85,215

Virginia - 0.5%
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project
(FHLMC LOC),
0.11%, 3/8/13	6,300	6,300
Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	3,535	3,535
University of Virginia Revenue Bonds, Eagle-20060017, Class A,
(University of VA Gtd.),
0.11%, 3/8/13(2)	12,000	12,000
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.11%, 3/8/13	2,200	2,200
Virginia Commonwealth University Health System Authority Revenue Bonds,
Series B (Wachovia Bank N.A. LOC),
0.11%, 3/1/13	925	925
Wise County Virginia IDA Hospital Revenue VRDB, Series C, Mountain States Health Alliance,
(Mizuho Corporate Bank Ltd. LOC),
0.11%, 3/8/13	3,260	3,260

		28,220

Washington - 0.7%
Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1095,
(Deutsche Bank A.G. Gtd.),
0.16%, 3/8/13(2)	3,000	3,000
Deutsche Bank Spears/Lifers Trust VRDB, Series DB, Goldman Sachs Spears
(AGM Corp. Insured),
0.12%, 3/8/13(2)	19,625	19,625
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	8,000	8,000
Washington State Housing Finance Community Nonprofit Revenue VRDB, Series 2008, The Overlake School Project
(Wells Fargo Bank N.A. LOC),
0.11%, 3/8/13	4,515	4,515
Washington State Multifamily Housing Finance Commission Revenue VRDB, Willow Tree, Non AMT,
(FHLMC LOC),
0.12%, 3/8/13	5,000	5,000

		40,140

West Virginia - 0.5%
Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132,
(U.S. Bank N.A. LOC),
0.11%, 3/8/13(2)	1,665	1,665
West Virginia EDA PCR Refunding VRDB, Series B, Ohio Power Co., Kammer
(Bank of Nova Scotia LOC),
0.10%, 3/8/13	7,100	7,100
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital
(Branch Banking & Trust Co. LOC),
0.12%, 3/8/13	17,390	17,390

		26,155

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Wisconsin - 2.8%
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation
(Wells Fargo Bank N.A. LOC),
0.21%, 3/8/13	$4,000	$4,000
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, Series 2005, University Wisconsin- Kenilworth Project
(U.S. Bank N.A. LOC),
0.11%, 3/8/13	945	945
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project
(FNMA LOC),
0.16%, 3/8/13	10,950	10,950
Western Technical College District Revenue BANS, Series B,
1.50%, 3/5/14	12,500	12,545
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc.
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	3,000	3,000
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village,
(BMO Harris Bank N.A. LOC),
0.08%, 3/8/13	5,765	5,765
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series D, Hospital Sisters Health System Services,
(Bank of Montreal LOC),
0.10%, 3/8/13	15,250	15,250
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series E, Hospital Sisters Health System Services,
(Bank of Montreal LOC),
0.10%, 3/8/13	13,850	13,850
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/8/13	17,985	17,985
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Oakwood, Series B,
(Bank of Montreal LOC),
0.08%, 3/8/13	4,450	4,450
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	7,390	7,390
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Prohealth Care, Inc.,
Series B, (JPMorgan Chase Bank N.A. LOC),
0.13%, 3/1/13	9,925	9,925
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Beloit College, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	495	495
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Bay Area Medical Center, Inc.,
(Bank of Montreal LOC),
0.11%, 3/1/13	11,700	11,700
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A,
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	16,800	16,800
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project
(JPMorgan Chase Bank N.A. LOC),
0.12%, 3/8/13	2,765	2,765
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2002-B, WHA Capital Access-Vernon
(U.S. Bank N.A. LOC),
0.13%, 3/1/13	570	570
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project
(JPMorgan Chase Bank N.A. LOC),
0.17%, 3/8/13	3,125	3,125
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services
(U.S. Bank N.A. LOC),
0.10%, 3/8/13	9,215	9,215

		150,725

MONEY MARKET PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.3% continued
Municipal States Pooled Securities - 7.3%
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters,
(Branch Banking & Trust Co. LOC),
0.11%, 3/8/13(2)	$15,000	$15,000
BB&T Municipal Trust Various States G.O. Floaters, Series 2048
(Branch Banking & Trust Co. LOC),
0.11%, 3/8/13(2)	14,565	14,565
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043,
(Branch Banking & Trust Co. LOC),
0.13%, 3/8/13(2)	14,375	14,375
BB&T Municipal Trust Various States VRDB, Series 1039
(Branch Banking & Trust Co. LOC),
0.20%, 3/8/13(2)	19,220	19,220
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Demand Certificates Revenue Bonds, Series M015 Class A,
(FHLMC LOC),
0.15%, 3/8/13(3)	3,380	3,380
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A
(FHLMC LOC),
0.15%, 3/8/13(3)	18,469	18,469
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A
(FHLMC LOC),
0.15%, 3/8/13(3)	32,920	32,920
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A
(FHLMC LOC),
0.13%, 3/8/13(3)	37,115	37,115
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A
(FHLMC LOC),
0.15%, 3/8/13(3)	25,740	25,740
Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118
0.18%, 3/7/13	40,000	40,000
Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895
0.30%, 3/7/13	85,000	85,000
Nuveen Select Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2525
0.18%, 3/7/13	50,000	50,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18
(Royal Bank of Canada LOC),
0.11%, 3/8/13(2)	16,000	16,000
Sun America Trust Various States Revenue VRDB, Series 2,
(FHLMC LOC),
0.17%, 3/8/13	23,285	23,285

		395,069

Total Municipal Investments (Cost $5,412,346)		5,412,346

Total Investments - 100.3% (Cost $5,412,346)(4)		5,412,346

Liabilities less Other Assets - (0.3)%		(15,650)

NET ASSETS - 100.0%		$5,396,696

(1)	Restricted security that has been deemed illiquid. At February 28, 2013, the value of the restricted illiquid security amounted to approximately $16,965,000 or 0.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona State University Board Regents COPS
0.14%, 3/8/13	10/31/11 - 12/3/12	$16,965

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.

(4)	The cost for federal income tax purposes was $5,412,346.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	FEBRUARY 28, 2013 (UNAUDITED)

At February 28, 2013, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	21.7%
Educational Services	13.2
Executive, Legislative and General Government	18.9
Electrical Services, Gas and Combined Utilities	7.2
General Medical, Surgical and Nursing and Personal Care	16.2
Urban and Community Development, Housing Programs and Social Services	18.8
All other sectors less than 5%	4.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$5,412,346	(1)	$—	$5,412,346

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Agency

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

MONEY MARKET PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 9.9%
ABS Other - 9.9%
Atlantic Asset Securitization Corp.,
0.22%, 3/11/13	$30,035	$30,033
0.27%, 5/13/13	15,640	15,632
Barton Capital LLC,
0.41%, 4/8/13	27,010	26,999
Bedford Row Funding Corp.,
0.32%, 7/8/13	27,000	26,969
Chariot Funding LLC,
0.21%, 3/13/13	14,320	14,319
0.21%, 3/14/13	7,775	7,774
0.18%, 5/8/13	26,420	26,411
Gemini Securitization Corp. LLC,
0.20%, 3/6/13	13,085	13,085
Gotham Funding,
0.22%, 3/5/13	7,000	7,000
0.19%, 3/19/13	10,075	10,074
0.20%, 4/8/13	30,015	30,009
Kells Funding LLC,
0.27%, 3/11/13	8,000	7,999
0.28%, 3/18/13	15,000	14,998
0.31%, 5/3/13	4,815	4,812
0.27%, 5/14/13	15,845	15,836
0.23%, 5/16/13	8,000	7,996
0.24%, 6/6/13	12,165	12,157
0.30%, 7/16/13	25,000	24,972
0.26%, 8/29/13	4,050	4,045
Market Street Funding LLC,
0.20%, 3/28/13	11,780	11,778
0.21%, 4/3/13	20,870	20,866
0.19%, 5/20/13	18,207	18,199
Nestle Capital Corp.,
0.39%, 5/20/13	13,355	13,344
Thunder Bay Funding LLC,
0.15%, 3/1/13	10,000	10,000
Victory Receivables Corp.,
0.19%, 3/5/13	17,750	17,750
0.19%, 3/15/13	9,000	8,999
0.20%, 3/18/13	7,000	6,999
0.23%, 3/18/13	9,220	9,219
0.19%, 3/22/13	15,085	15,083
0.20%, 3/26/13	5,000	4,999
0.20%, 4/8/13	26,260	26,255

		464,611

Total ABS Commercial Paper (Cost $464,611)		464,611

ASSET-BACKED SECURITIES - 0 .1%
Auto Receivables - 0.1%
Huntington Auto Trust, Series 2012-2, Class A1,
0.23%, 4/27/13	3,749	3,749

Total Asset-Backed Securities (Cost $3,749)		3,749

CERTIFICATES OF DEPOSIT - 27.7%
Banking - 27.7%
Bank of Montreal, Chicago Branch,
0.33%, 3/18/13, FRCD	7,000	7,000
0.46%, 8/1/13	15,000	15,000
Bank of Nova Scotia, Houston,
0.25%, 3/1/13, FRCD	5,000	5,000
0.30%, 3/1/13, FRCD	30,000	30,000
0.33%, 3/18/13, FRCD	10,000	10,003
0.29%, 5/22/13, FRCD	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.20%, 3/8/13	10,000	10,000
0.30%, 3/11/13, FRCD	30,000	30,000
0.25%, 4/18/13	10,000	9,997
Barclays Bank PLC, New York Branch,
0.50%, 4/9/13	61,000	61,000
0.48%, 6/6/13	15,000	15,000
BMO Harris Bank N.A.,
0.20%, 3/25/13	6,415	6,415
BNP Paribas S.A., Chicago Branch,
0.24%, 5/7/13	18,000	18,000
Branch Banking and Trust Co.,
0.15%, 5/13/13	26,485	26,485
Canadian Imperial Bank of Commerce,
0.26%, 3/1/13, FRCD	10,000	10,000
0.34%, 5/31/13, FRCD	10,000	10,000
Chase Bank USA N.A.,
0.22%, 3/12/13	36,895	36,895
0.22%, 3/13/13	12,000	12,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 27.7% continued
Banking - 27.7% continued
Commonwealth Bank of Australia, London,
0.24%, 3/13/13	$20,695	$20,695
Credit Agricole S.A., London,
0.43%, 4/11/13	28,945	28,945
0.43%, 4/17/13	20,000	20,000
0.40%, 5/1/13	15,000	15,000
0.36%, 5/8/13	26,000	26,000
Credit Suisse, New York,
0.34%, 5/2/13	19,000	19,000
0.34%, 5/13/13	16,300	16,300
Deutsche Bank A.G., New York,
0.25%, 4/16/13	32,720	32,720
0.33%, 7/8/13	27,500	27,500
0.43%, 8/21/13	30,000	30,000
DNB Nor Bank ASA, London,
0.31%, 4/19/13	36,000	36,000
DNB Nor Bank ASA, New York,
0.31%, 5/17/13	19,440	19,440
HSBC Holdings PLC, London Branch,
0.30%, 4/2/13	33,000	33,000
0.30%, 5/20/13	18,300	18,300
Lloyds TSB Bank PLC, London Branch,
0.25%, 4/10/13	33,000	33,000
0.24%, 5/14/13	26,150	26,150
Mizuho Corporate Bank, New York Branch,
0.27%, 4/4/13	16,000	16,000
Mizuho Corporate Bank, USA,
0.25%, 3/1/13	13,000	13,000
0.38%, 6/14/13	37,895	37,895
National Australia Bank Ltd., London,
0.23%, 4/24/13	45,000	45,000
National Australia Bank,
0.39%, 4/25/13, FRCD	18,000	18,000
Nordea Bank Finland PLC, New York,
0.30%, 5/6/13	26,500	26,500
0.30%, 6/14/13	30,000	30,000
0.27%, 7/23/13	30,000	29,999
Norinchukin Bank, New York Branch,
0.28%, 3/11/13	20,000	20,000
Oversea-Chinese Banking Corp.,
0.22%, 4/15/13	9,000	8,997
Rabobank Nederland, New York Branch,
0.39%, 4/2/13	10,350	10,351
Rabobank Nederland, Utrecht,
0.31%, 5/20/13	29,175	29,175
Royal Bank of Canada, New York,
0.35%, 3/1/13, FRCD	8,000	8,000
0.36%, 3/1/13, FRCD	11,000	11,000
0.37%, 3/1/13, FRCD	9,000	9,000
0.35%, 5/6/13, FRCD	13,000	13,000
Skandinaviska Enskilda Banken AB, New York,
0.39%, 4/17/13	28,000	28,000
0.38%, 6/7/13	23,105	23,105
Societe Generale, London Branch,
0.40%, 3/4/13	31,000	31,000
Societe Generale, New York Branch,
0.33%, 4/3/13	10,275	10,275
0.39%, 4/12/13	29,200	29,200
0.39%, 4/15/13	18,000	18,000
Sumitomo Mitsui Banking Corp., New York,
0.32%, 7/8/13	38,630	38,630
Svenska Handelsbanken AB,
0.22%, 4/24/13	8,000	8,000
Toronto Dominion Bank, New York,
0.25%, 3/19/13, FRCD	16,000	16,000
0.30%, 4/1/13	11,000	11,000
0.30%, 4/22/13	7,000	7,000
0.20%, 5/7/13	25,000	25,000
Westpac Banking Corp., New York,
0.50%, 8/1/13	16,000	16,000

		1,304,972

Total Certificates of Deposit (Cost $1,304,972)		1,304,972

COMMERCIAL PAPER - 13.2%
Banking - 6.1%
Australia and New Zealand Banking Group,
0.34%, 5/16/13	8,000	8,000
Collateralized Commercial Paper II,
0.41%, 7/15/13	23,455	23,420
Commonwealth Bank of Australia,
0.34%, 4/4/13	7,000	7,000
0.29%, 5/23/13	19,000	18,987
ING US Funding LLC,
0.24%, 4/16/13	23,310	23,303

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 13.2% continued
Banking - 6.1% continued
JPMorgan Chase & Co.,
0.30%, 5/1/13	$35,000	$34,982
0.29%, 6/11/13	15,920	15,907
0.30%, 8/6/13	15,465	15,445
Lloyds TSB Bank PLC,
0.26%, 3/14/13	30,905	30,902
Mitsubishi UFJ Trust & Banking Corp.,
0.25%, 4/16/13	17,760	17,754
Oversea-Chinese Banking Corp.,
0.21%, 4/23/13	10,430	10,427
Skandinaviska Enskilda Banken AB,
0.34%, 7/24/13	7,245	7,235
Sumitomo Mitsui Banking Corp.,
0.27%, 5/6/13	22,300	22,289
Svenska Handelsbanken, Inc.,
0.28%, 7/31/13	23,560	23,532
Westpac Banking Corp.,
0.29%, 3/8/13	7,000	7,000
0.38%, 1/14/14	21,000	20,931

		287,114

Foreign Agencies - 4.1%
Caisse Des Depots Et Consignations,
0.31%, 3/18/13	8,000	7,999
0.26%, 3/22/13	14,475	14,473
0.20%, 4/16/13	13,000	12,997
0.33%, 4/24/13	27,000	26,987
0.20%, 5/8/13	6,275	6,273
Electricite De France S.A.,
0.36%, 3/11/13	23,685	23,682
KFW,
0.20%, 4/11/13	13,385	13,382
0.20%, 4/16/13	4,190	4,189
0.19%, 4/22/13	16,000	15,995
0.20%, 4/22/13	4,955	4,953
0.19%, 4/30/13	20,860	20,853
0.19%, 6/7/13	10,000	9,995
0.20%, 6/14/13	13,000	12,992
0.20%, 6/25/13	16,710	16,699

		191,469

Foreign Local Government - 0.8%
NRW BANK,
0.21%, 3/8/13	28,945	28,944
Queensland Treasury Corp.,
0.25%, 8/21/13	11,000	10,987

		39,931

Non Captive Diversified - 1.1%
General Electric Capital Corp.,
0.25%, 8/22/13	52,000	51,937

Pharmaceuticals - 1.1%
Sanofi-Aventis S.A.,
0.18%, 3/20/13	50,655	50,650

Total Commercial Paper (Cost $621,101)		621,101

CORPORATE NOTES/BONDS - 4.4%
Banking - 0.5%
Commonwealth Bank of Australia,
0.31%, 4/2/13, FRN (1)	7,000	6,998
JPMorgan Chase & Co.,
4.75%, 5/1/13	14,820	14,929

		21,927

Foreign Agencies - 1.5%
Export Development Canada,
0.29%, 3/1/13, FRN (1)	10,000	10,000
0.17%, 3/5/13, FRN (1) (2)	9,000	8,995
KFW Bankengruppe, Government Gtd.,
3.25%, 3/15/13	7,245	7,254
KFW, Government Gtd.,
1.38%, 1/13/14	5,455	5,509
Kommunalbanken A.S.
0.31%, 3/1/13, FRN	7,000	7,000
Kommunalbanken A.S.,
0.31%, 3/1/13, FRN (1)	10,000	10,000
0.40%, 6/18/13(1)	13,000	13,000
Nederlandse Waterschapsbank N.V.,
0.65%, 5/8/13, FRN (1) (2)	8,420	8,427

		70,185

Non Captive Diversified - 0.9%
General Electric Capital Corp.,
0.91%, 3/14/13, FRN	22,575	22,581
4.80%, 5/1/13	15,275	15,392
2.10%, 1/7/14	5,000	5,077

		43,050

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 4.4% continued
Retailers - 0.6%
Wal-Mart Stores,
4.25%, 4/15/13	$8,420	$8,462
5.48%, 6/1/13, FRN	19,000	19,248

		27,710

Sovereign - 0.2%
Bank of England Euro Note,
1.38%, 3/7/14(1) (2)	10,000	10,114

Supranational - 0.7%
International Bank for Reconstruction & Development,
0.21%, 3/1/13, FRN	20,000	20,000
International Finance Corp.,
0.22%, 3/15/13, FRN	10,000	10,000
0.22%, 3/28/13, FRN	5,000	5,000

		35,000

Total Corporate Notes/Bonds (Cost $207,986)		207,986

EURODOLLAR TIME DEPOSITS - 17.7%
Banking - 17.7%
Australia and New Zealand Banking,
0.21%, 3/27/13	34,000	34,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.23%, 3/1/13	52,640	52,640
Barclays Bank PLC, London Branch,
0.17%, 3/1/13	75,557	75,557
Credit Agricole S.A., London,
0.20%, 3/1/13	134,455	134,455
DBS Bank Ltd., Singapore Branch,
0.20%, 3/26/13	35,360	35,360
Manufacturers & Traders Trust Co.,
0.16%, 3/1/13	100,000	100,000
Skandinaviska Enskilda Banken AB,
0.16%, 3/1/13	170,000	170,000
Societe Generale, Cayman Islands,
0.17%, 3/1/13	115,000	115,000
Svenska Handelsbanken, Cayman Islands,
0.16%, 3/1/13	115,000	115,000

		832,012

Total Eurodollar Time Deposits (Cost $832,012)		832,012

U.S. GOVERNMENT AGENCIES - 14.3%(3)
Federal Farm Credit Bank - 2.9%
FFCB FRN,
0.36%, 3/1/13	15,000	14,999
0.16%, 3/7/13	30,000	29,996
0.16%, 3/11/13	6,000	6,000
0.16%, 3/13/13	20,000	19,998
0.17%, 3/15/13	15,000	15,000
0.15%, 3/17/13	10,000	9,997
0.17%, 3/17/13	5,000	5,000
0.19%, 3/18/13	5,000	5,001
0.19%, 3/19/13	3,000	3,001
0.14%, 3/20/13	15,000	14,999
0.22%, 3/22/13	15,000	15,005

		138,996

Federal Home Loan Bank - 6.8%
FHLB Bonds,
0.24%, 6/14/13	15,000	14,999
0.25%, 6/28/13	5,000	5,001
FHLB Discount Notes,
0.10%, 4/5/13	30,000	29,997
0.15%, 5/1/13	30,730	30,722
0.13%, 5/3/13	16,680	16,676
0.21%, 5/21/13	5,000	4,998
FHLB FRN,
0.19%, 3/1/13	10,000	10,000
0.20%, 3/1/13	10,000	10,000
0.22%, 3/1/13	10,000	9,997
0.24%, 3/1/13	5,000	5,000
0.29%, 3/1/13	55,000	54,997
0.32%, 3/1/13	40,000	40,004
0.15%, 3/11/13	12,170	12,169
0.16%, 3/25/13	10,000	10,000
0.16%, 3/27/13	10,000	10,000
0.13%, 5/6/13	50,000	50,000
0.07%, 5/14/13	5,000	5,000

		319,560

Federal Home Loan Mortgage Corporation - 3.3%
FHLMC Discount Notes,
0.12%, 9/4/13	35,000	34,978
0.15%, 9/10/13	15,000	14,988
FHLMC FRN,
0.15%, 3/3/13	10,000	9,999
0.15%, 3/6/13	10,000	10,000
0.14%, 3/13/13	25,000	25,000

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 14.3%(3) continued
Federal Home Loan Mortgage Corporation - 3.3% continued
0.15%, 3/17/13	$40,000	$40,003
0.16%, 3/21/13	20,000	20,000

		154,968

Federal National Mortgage Association - 1.3%
FNMA Discount Notes,
0.11%, 8/15/13	10,000	9,995
0.15%, 9/16/13	31,000	30,974
FNMA FRN,
0.38%, 3/1/13	10,000	9,999
0.19%, 3/12/13	10,000	9,998

		60,966

Total U.S. Government Agencies (Cost $674,490)		674,490

U.S. GOVERNMENT OBLIGATIONS - 5.0%
U.S. Treasury Bills - 1.3%
0.08%, 4/18/13	17,860	17,858
0.10%, 4/18/13	18,745	18,743
0.13%, 4/25/13	25,000	24,995

		61,596

U.S. Treasury Notes - 3.7%
1.75%, 4/15/13	25,000	25,049
1.13%, 6/15/13	10,000	10,026
1.00%, 7/15/13	20,000	20,056
2.75%, 10/31/13	22,000	22,381
1.75%, 1/31/14	36,545	37,070
1.25%, 2/15/14	24,665	24,916
1.88%, 2/28/14	33,495	34,061

		173,559

Total U.S. Government Obligations (Cost $235,155)		235,155

MUNICIPAL COMMERCIAL PAPER - 0.4%
California - 0.4%
City of San Jose California Municipal Interest Bearing CP, Series C-3,
(Wells Fargo Bank N.A. LOC),
0.26%, 3/11/13	17,000	17,000

Total Municipal Commercial Paper (Cost $17,000)		17,000

MUNICIPAL INVESTMENTS - 0.5%
Illinois - 0.5%
City of Chicago Illinois Municipal CP, Series 02-D,
(Bank of Montreal LOC),
0.27%, 3/11/13	21,863	21,861

Total Municipal Investments (Cost $21,861)		21,861

Investments, at Amortized Cost ($4,382,937)		4,382,937

REPURCHASE AGREEMENTS - 6 .1%
Joint Repurchase Agreements - 0.8%(4)
Bank of America Securities LLC, dated 2/28/13, repurchase price $8,334
0.11%, 3/1/13	8,334	8,334
Morgan Stanley & Co., Inc., dated 2/28/13, repurchase price $8,334
0.16%, 3/1/13	8,334	8,334
Societe Generale, New York Branch, dated 2/28/13, repurchase price $8,334
0.16%, 3/1/13	8,334	8,334
UBS Securities LLC, dated 2/28/13,repurchase price $12,501
0.15%, 3/1/13	12,501	12,501

		37,503

Repurchase Agreements - 5.3%(5)
Deutsche Bank Securities, Inc., dated 2/28/13, repurchase price $200,001
0.20%, 3/1/13	200,000	200,000
JPMorgan Securities LLC, dated 2/20/13,repurchase price $35,007
0.32%, 3/14/13	35,000	35,000
JPMorgan Securities LLC, dated 2/28/13,repurchase price $15,000
0.23%, 3/1/13	15,000	15,000

		250,000

Total Repurchase Agreements (Cost $287,503)		287,503

Total Investments - 99.3% (Cost $4,670,440)(6)		4,670,440

Other Assets less Liabilities - 0.7%		35,082
NET ASSETS - 100.0%		$4,705,522

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	FEBRUARY 28, 2013 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At February 28, 2013, the value of these restricted illiquid securities amounted to approximately $27,536,000 or 0.6% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of England Euro Note,
1.38%, 3/7/14	2/21/13	$10,115

Export Development Canada,
0.17%, 3/5/13	2/26/13	8,995

Nederlandse Waterschapsbank N.V.,
0.65%, 5/8/13	2/6/13	8,428

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$10,637	3.63% - 5.50%	4/15/28- 5/15/41
U.S. Treasury Notes	$27,530	0.13% - 4.00%	8/15/13 - 10/31/17

Total	$38,167

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Commercial Paper	$15,750	0.17% - 0.22%	3/21/13 - 5/15/13
Corporate Bonds	$37,455	1.50% - 5.15%	9/12/16 - 12/1/20
FHLB	$78,320	0.00%	5/15/13
FNMA	$125,681	4.63%	10/15/14

Total	$257,206

(6)	The cost for federal income tax purposes was $4,670,440.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	$4,670,440	(1)	$—	$4,670,440

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

LOC - Letter of Credit

PRIME OBLIGATIONS PORTFOLIO    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 12.6%
ABS Other - 12.6%
Atlantic Asset Securitization Corp.,
0.22%, 3/11/13	$9,720	$9,719
Barton Capital LLC,
0.40%, 4/8/13	6,845	6,842
0.28%, 5/1/13	7,310	7,306
Bedford Row Funding Corp.,
0.32%, 7/8/13	7,000	6,992
Chariot Funding LLC,
0.21%, 3/13/13	4,580	4,580
0.18%, 5/8/13	8,550	8,547
Gemini Securitization Corp. LLC,
0.20%, 3/6/13	3,895	3,895
Gotham Funding,
0.22%, 3/5/13	2,000	2,000
0.19%, 3/19/13	3,505	3,505
0.20%, 4/8/13	9,985	9,983
Kells Funding LLC,
0.27%, 3/11/13	2,000	2,000
0.28%, 3/18/13	5,000	4,999
0.28%, 4/3/13	1,700	1,699
0.27%, 5/14/13	4,155	4,153
0.23%, 5/16/13	8,000	7,996
0.24%, 6/6/13	3,625	3,623
0.26%, 8/29/13	8,075	8,064
LMA Americas LLC,
0.30%, 4/30/13	6,420	6,417
Market Street Funding LLC,
0.20%, 3/28/13	3,220	3,219
0.21%, 4/3/13	4,970	4,969
0.19%, 5/20/13	6,380	6,377
Nestle Capital Corp.,
0.39%, 5/20/13	6,560	6,554
Thunder Bay Funding LLC,
0.15%, 3/1/13	3,000	3,000
Victory Receivables Corp.,
0.19%, 3/5/13	5,610	5,610
0.19%, 3/6/13	8,331	8,331
0.19%, 3/15/13	3,000	3,000
0.20%, 3/18/13	3,000	3,000
0.23%, 3/18/13	2,445	2,445
0.19%, 3/22/13	3,000	3,000
0.20%, 4/8/13	8,740	8,738

		160,563

Total ABS Commercial Paper (Cost $160,563)		160,563

ASSET-BACKED SECURITIES - 0.2%
Auto Receivables - 0.2%
Honda Auto Receivables Owner Trust, Series 2012-3, Class A1,
0.29%, 3/29/13	516	516
Huntington Auto Trust, Series 2012-2, Class A1,
0.23%, 4/27/13	1,250	1,250

		1,766

Total Asset-Backed Securities (Cost $1,766)		1,766

CERTIFICATES OF DEPOSIT - 29.5%
Banking - 29.5%
Bank of Montreal, Chicago Branch,
0.33%, 3/18/13, FRCD	3,000	3,000
0.46%, 8/1/13	6,000	6,000
Bank of Nova Scotia, Houston,
0.30%, 3/1/13, FRCD	10,000	10,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.20%, 3/8/13	10,000	10,000
0.30%, 3/11/13, FRCD	7,000	7,000
0.25%, 4/18/13	3,000	2,999
Barclays Bank PLC, New York Branch,
0.50%, 4/9/13	23,000	23,000
BMO Harris Bank N.A.,
0.20%, 3/25/13	2,195	2,195
BNP Paribas S.A., Chicago Branch,
0.24%, 5/7/13	7,000	7,000
Branch Banking and Trust Co.,
0.15%, 5/13/13	7,995	7,995
Canadian Imperial Bank of Commerce,
0.26%, 3/1/13, FRCD	5,000	5,000
Chase Bank USA N.A.,
0.22%, 3/12/13	11,410	11,410
0.22%, 3/13/13	4,000	4,000
Commonwealth Bank of Australia, London,
0.24%, 3/13/13	6,850	6,850

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 29.5% continued
Banking - 29.5% continued
Credit Agricole S.A., London,
0.43%, 4/11/13	$7,335	$7,335
0.36%, 5/8/13	11,615	11,615
Credit Suisse, New York,
0.34%, 5/2/13	2,500	2,500
0.34%, 5/13/13	5,800	5,800
Deutsche Bank A.G., New York Branch,
0.43%, 8/21/13	15,000	15,000
Deutsche Bank A.G., New York,
0.25%, 4/16/13	7,935	7,935
0.33%, 7/8/13	6,500	6,500
0.43%, 8/29/13	2,000	2,000
DNB ASA, New York,
0.31%, 5/17/13	6,225	6,225
DNB Nor Bank ASA, London,
0.31%, 4/19/13	12,000	12,000
DNB Nor Bank ASA, New York Branch,
0.28%, 7/31/13	14,000	14,000
HSBC Holdings PLC, London Branch,
0.30%, 5/20/13	11,700	11,700
Lloyds TSB Bank PLC, London Branch,
0.25%, 4/10/13	8,000	8,000
0.24%, 5/14/13	9,460	9,460
Mizuho Corporate Bank, USA,
0.25%, 3/1/13	4,000	4,000
0.38%, 6/14/13	11,875	11,875
National Australia Bank Ltd., London,
0.23%, 4/24/13	10,000	10,000
National Australia Bank,
0.39%, 4/25/13, FRCD	7,000	7,000
Nordea Bank Finland PLC, New York,
0.30%, 5/6/13	7,000	7,000
0.27%, 7/23/13	8,000	8,000
Norinchukin Bank, New York Branch,
0.28%, 3/11/13	5,000	5,000
Rabobank Nederland, New York Branch,
0.39%, 4/2/13	2,510	2,510
Rabobank Nederland, Utrecht,
0.31%, 5/20/13	9,930	9,930
Royal Bank of Canada, New York,
0.35%, 3/1/13, FRCD	2,000	2,000
0.36%, 3/1/13, FRCD	4,000	4,000
0.37%, 3/1/13, FRCD	5,000	5,000
0.35%, 5/6/13, FRCD	5,000	5,000
Skandinaviska Enskilda Banken AB, New York,
0.39%, 4/17/13	9,000	9,000
0.38%, 6/7/13	7,465	7,465
Societe Generale, London Branch,
0.40%, 3/4/13	10,000	10,000
Societe Generale, New York Branch,
0.39%, 4/12/13	1,300	1,300
0.39%, 4/15/13	5,000	5,000
Societe Generale, New York,
0.33%, 4/3/13	5,590	5,590
Sumitomo Mitsui Banking Corp., New York,
0.32%, 7/8/13	6,535	6,535
Svenska Handelsbanken AB,
0.22%, 4/24/13	2,000	2,000
Toronto Dominion Bank, New York,
0.25%, 3/19/13, FRCD	5,000	5,000
0.30%, 4/1/13	4,000	4,000
0.30%, 4/22/13	3,000	3,000
0.20%, 5/7/13	5,000	5,000
Westpac Banking Corp., New York,
0.50%, 8/1/13	6,000	6,000

		377,724

Total Certificates of Deposit (Cost $377,724)		377,724

COMMERCIAL PAPER - 15.2%
Banking - 6.8%
Australia and New Zealand Banking Group,
0.34%, 5/16/13	3,000	3,000
0.35%, 5/20/13	2,000	2,000
Collateralized Commercial Paper II,
0.41%, 7/15/13	6,615	6,605
Commonwealth Bank of Australia,
0.34%, 4/4/13	2,000	2,000
0.29%, 5/23/13	6,000	5,996
ING US Funding LLC,
0.24%, 4/16/13	6,575	6,573
JPMorgan Chase & Co.,
0.30%, 5/1/13	12,000	11,994
0.29%, 6/11/13	5,270	5,266
0.30%, 8/6/13	5,120	5,113
Lloyds TSB Bank PLC,
0.26%, 3/14/13	9,885	9,884

LIQUID ASSETS PORTFOLIO     2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 15.2% continued
Banking - 6.8% continued
Oversea-Chinese Banking Corp.,
0.20%, 4/23/13	$4,100	$4,099
0.21%, 4/23/13	2,835	2,834
Skandinaviska Enskilda Banken AB,
0.34%, 7/24/13	1,980	1,977
Sumitomo Mitsui Banking Corp.,
0.27%, 5/6/13	5,000	4,998
Svenska Handelsbanken, Inc.,
0.28%, 7/31/13	6,255	6,248
Westpac Banking Corp.,
0.29%, 3/8/13	2,000	2,000
0.38%, 1/14/14	6,000	5,980

		86,567

Foreign Agencies - 4.6%
Caisse Des Depots Et Consignations,
0.26%, 3/22/13	3,665	3,664
0.20%, 4/16/13	5,000	4,999
0.33%, 4/24/13	11,000	10,995
0.20%, 5/8/13	1,895	1,894
Electricite De France S.A.,
0.36%, 3/11/13	7,420	7,419
KFW,
0.20%, 4/11/13	3,245	3,244
0.20%, 4/16/13	1,110	1,110
0.19%, 4/22/13	4,000	3,999
0.20%, 4/22/13	1,315	1,315
0.19%, 4/30/13	5,670	5,668
0.19%, 6/7/13	5,000	4,997
0.20%, 6/14/13	4,000	3,998
0.20%, 6/25/13	5,855	5,851

		59,153

Foreign Local Government - 1.3%
NRW.BANK,
0.18%, 3/1/13	5,500	5,499
0.21%, 3/8/13	7,335	7,335
Queensland Treasury Corp.,
0.25%, 8/21/13	4,000	3,995

		16,829

Non Captive Diversified - 1.5%
General Electric Capital Corp.,
0.25%, 8/22/13	14,000	13,983
0.25%, 8/26/13	5,000	4,994

		18,977

Pharmaceuticals - 1.0%
Sanofi-Aventis S.A.,
0.18%, 3/20/13	12,835	12,834

Total Commercial Paper (Cost $194,360)		194,360

CORPORATE NOTES/BONDS - 4.9%
Banking - 0.5%
Commonwealth Bank of Australia,
0.31%, 4/2/13, FRN(1)	2,000	1,999
JPMorgan Chase & Co.,
4.75%, 5/1/13	4,705	4,740

		6,739

Foreign Agencies - 2.2%
Export Development Canada,
0.29%, 3/1/13, FRN(1)	5,000	5,000
0.17%, 3/5/13, FRN(1)(2)	3,000	2,998
KFW Bankengruppe, Government Gtd.,
3.25%, 3/15/13	1,980	1,983
KFW, Government Gtd.,
1.38%, 1/13/14	1,765	1,783
Kommunalbanken AS
0.31%, 3/1/13, FRN	3,000	3,000
Kommunalbanken AS,
0.31%, 3/1/13, FRN(1)	5,000	5,000
0.40%, 6/18/13(1)	5,500	5,500
Nederlandse Waterschapsbank N.V.,
0.65%, 5/8/13, FRN(1)(2)	2,725	2,727

		27,991

Non Captive Diversified - 0.9%
General Electric Capital Corp.,
0.91%, 3/14/13, FRN	5,720	5,722
2.10%, 1/7/14	6,065	6,157

		11,879

Retailers - 0.9%
Wal-Mart Stores,
4.25%, 4/15/13	3,000	3,015
5.48%, 6/1/13, FRN	8,000	8,104

		11,119

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT     3    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 4.9% continued
Supranational - 0.4%
International Finance Corp.,
0.22%, 3/15/13, FRN	$5,000	$5,000

Total Corporate Notes/Bonds (Cost $62,728)		62,728

EURODOLLAR TIME DEPOSITS - 22.8%
Banking - 22.8%
Australia and New Zealand Banking,
0.21%, 3/27/13	11,500	11,500
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.23%, 3/1/13	17,695	17,695
Barclays Bank PLC, London Branch,
0.17%, 3/1/13	50,000	50,000
Credit Agricole S.A., London,
0.20%, 3/1/13	45,655	45,655
DBS Bank Ltd., Singapore Branch,
0.20%, 3/26/13	12,010	12,010
Skandinaviska Enskilda Banken AB,
0.16%, 3/1/13	55,000	55,000
Societe Generale, Cayman Islands,
0.17%, 3/1/13	50,000	50,000
Svenska Handelsbanken, Cayman Islands,
0.16%, 3/1/13	50,000	50,000

		291,860

Total Eurodollar Time Deposits (Cost $291,860)		291,860

MEDIUM TERM NOTES - 0.4%
Foreign Agencies - 0.4%
Caisse D’Amortissement De La Dette,
3.25%, 7/15/13	5,000	5,056

Total Medium Term Notes (Cost $5,056)		5,056

U.S. GOVERNMENT AGENCIES - 16.7%(3)
Federal Farm Credit Bank - 3.8%
FFCB FRN,
0.17%, 3/1/13	10,000	10,001
0.36%, 3/1/13	5,000	5,000
0.16%, 3/11/13	12,000	12,000
0.16%, 3/13/13	5,000	4,999
0.17%, 3/15/13	10,000	10,000
0.19%, 3/19/13	2,000	2,001
0.14%, 3/20/13	5,000	5,000

		49,001

Federal Home Loan Bank - 6.7%
FHLB Bond,
0.24%, 6/14/13	5,000	5,000
FHLB Discount Notes,
0.10%, 4/5/13	20,000	19,998
0.15%, 5/1/13	10,060	10,057
0.13%, 5/3/13	5,825	5,823
FHLB FRN,
0.29%, 3/1/13	20,000	19,999
0.30%, 3/1/13	10,000	10,000
0.32%, 3/1/13	5,000	5,000
0.15%, 3/11/13	4,250	4,250
0.16%, 3/27/13	3,000	3,000
0.08%, 5/13/13	3,000	3,000

		86,127

Federal Home Loan Mortgage Corporation - 3.6%
FHLMC Discount Note,
0.12%, 9/4/13	20,000	19,987
FHLMC FRN,
0.15%, 3/3/13	5,000	5,000
0.15%, 3/6/13	3,000	3,000
0.15%, 3/17/13	13,000	12,999
0.16%, 3/21/13	5,000	5,000

		45,986

Federal National Mortgage Association - 2.6%
FNMA Discount Notes,
0.11%, 8/15/13	5,000	4,997
0.15%, 9/16/13	10,000	9,992
FNMA FRN,
0.38%, 3/1/13	10,000	9,999
0.19%, 3/12/13	5,000	4,999
0.18%, 3/20/13	3,000	2,999

		32,986

Total U.S. Government Agencies (Cost $214,100)		214,100

U.S. GOVERNMENT OBLIGATIONS - 6.3%
U.S. Treasury Bills - 1.7%
0.08%, 4/18/13	6,145	6,145

LIQUID ASSETS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 6.3% continued
U.S. Treasury Bills - 1.7% continued
0.10%, 4/18/13	$6,245	$6,244
0.13%, 4/25/13	10,000	9,998

		22,387

U.S. Treasury Notes - 4.6%
1.75%, 4/15/13	20,000	20,038
1.00%, 7/15/13	4,000	4,011
2.75%, 10/31/13	6,000	6,104
0.75%, 12/15/13	5,000	5,023
1.75%, 1/31/14	6,500	6,594
1.25%, 2/15/14	6,740	6,809
1.88%, 2/28/14	9,975	10,143

		58,722

Total U.S. Government Obligations (Cost $81,109)		81,109

MUNICIPAL INVESTMENTS - 0.9%
Oregon - 0.9%
Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable Variable Rate Demand Senior Living Facility Revenue Bonds,
(FHLB of San Francisco LOC),
0.35%, 3/8/13	11,550	11,550

Total Municipal Investments (Cost $11,550)		11,550

Investments, at Amortized Cost ($1,400,816)		1,400,816

REPURCHASE AGREEMENTS - 13.6%
Joint Repurchase Agreements - 3.5%(4)
Bank of America Securities LLC, dated 2/28/13, repurchase price $9,859
0.11%, 3/1/13	9,859	9,859
Morgan Stanley & Co., Inc., dated 2/28/13, repurchase price $9,859
0.16%, 3/1/13	9,859	9,859
Societe Generale, New York Branch, dated 2/28/13, repurchase price $9,859
0.16%, 3/1/13	9,859	9,859
UBS Securities LLC, dated 2/28/13, repurchase price $14,789
0.15%, 3/1/13	14,788	14,788

		44,365

Repurchase Agreements - 10.1%(5)
BNP Paribas Securities Corp., dated 2/28/13, repurchase price $130,001
0.19%, 3/1/13	130,000	130,000

Total Repurchase Agreements (Cost $174,365)		174,365

Total Investments - 123.1% (Cost $1,575,181)(6)		1,575,181

Liabilities less Other Assets - (23.1)%		(295,404)
NET ASSETS - 100.0%		$1,279,777

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At February 28, 2013, the value of these restricted illiquid securities amounted to approximately $5,725,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Export Development Canada,
0.17%, 3/5/13	2/26/13	$2,998

Nederlandse Waterschapsbank N.V.,
0.65%, 5/8/13	2/6/13	2,728

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$12,584	3.63% - 5.50%	4/15/28 - 5/15/41
U.S. Treasury Notes	$32,567	0.13% - 4.00%	8/15/13 - 10/31/17

Total	$45,151

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	FEBRUARY 28, 2013 (UNAUDITED)

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
GNMA	$133,900	2.10% - 7.00%	8/15/23 - 3/15/48
Total	$133,900

(6)	The cost for federal income tax purposes was $1,575,181.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of February 28, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$1,575,181	(1)(2)	$—	$1,575,181

(1)	Classifications as defined in the Schedule of Investments.

(2)	Investments held by the Liquid Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in the Liquid Assets Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

Gtd. - Guaranteed

LOC - Letter of Credit

LIQUID ASSETS PORTFOLIO     6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 26, 2013

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 26, 2013